Fidelity®

Export and Multinational

Fund

Semiannual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of the major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Annual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. If you have a short investment time horizon, you might want to consider moving some of your investment into a money market fund, which seeks income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® Export and Multinational	-2.42%	-18.25%	28.73%	222.22%
S&P 500 ®	-7.29%	-22.68%	-14.08%	113.80%
Growth Funds Average	-7.54%	-23.74%	-17.04%	n/a*
Multicap Core Funds Average	-7.26%	-21.75%	-10.65%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years, or since the fund started on October 4, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Standard & Poor's 500SM Index - a market capitalization-weighted index of common stocks. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives and by portfolio characteristics and capitalization. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity Export and Multinational	-18.25%	5.18%	14.93%
S&P 500	-22.68%	-2.99%	9.46%
Growth Funds Average	-23.74%	-4.07%	n/a*
Multicap Core Funds Average	-21.75%	-2.61%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Export and Multinational Fund on October 4, 1994, when the fund started. The chart shows how the value of your investment would have grown, and also shows how the Standard & Poor's 500 Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. The stock market, for example, has a history of long-term growth and short-term volatility. In turn, the share price and return of a fund that invests in stocks will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

The hurdles that stood before the U.S. stock market were abundant during the six-month period that ended February 28, 2003, particularly in the second half of that time frame. Among the concerns was the growing fear of war with Iraq, compounded by the prospects of military conflict in North Korea. Disposable income took a hit as energy prices skyrocketed; the price for a gallon of gas approached record highs, while oil prices reached their highest point in two years. Meanwhile, consumer confidence fell to a near 10-year low, unemployment intensified, and budget shortfalls at the federal, state and local levels continued to worsen. Add in a heightened terrorist alert status and further corporate governance issues, and the environment for stocks was bleak. With the exception of the NASDAQ Composite® Index, which clung to gains from the October and November rally in technology stocks, nearly every other popular equity benchmark finished the past six months in the red. The large-cap-oriented Standard & Poor's 500SM Index dropped 7.29%, while the blue-chips' proxy Dow Jones Industrial AverageSM slid 7.86%. Small-cap stocks, as measured by the Russell 2000® Index, fell by a similar amount, declining 7.09%. The NASDAQ finished the six-month period with a 1.98% gain.

(Portfolio Manager photograph)
An interview with Tim Cohen, Portfolio Manager of Fidelity Export and Multinational Fund

Q. How did the fund perform, Tim?

A. For the six-month period ending February 28, 2003, the fund was down 2.42%. In comparison, the Standard & Poor's 500 Index fell 7.29%, while the growth funds average as tracked by Lipper Inc. fell 7.54%. During the 12-month period ending February 28, 2003, the fund was down 18.25%, while the S&P 500 index and the Lipper peer group average fell 22.68% and 23.74%, respectively.

Q. What helped the fund outperform its index during the past six months?

A. It's hard to point to a specific theme or investment strategy that had a major impact. The fund was broadly diversified in several industries, and our collective holdings in a majority of them performed better than those in the index. In terms of stock selection, the most significant contribution came from our holdings in the software and Internet services group, where the fund's holdings outperformed those in the index by more than 20 percentage points.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. What were your key strategies?

A. I tried to take advantage of the volatility as best I could. For example, when the market sold off sharply during the latter part of the summer, stocks in several higher-growth cyclical industries - those that typically perform well on expectations of a healthier economy - became oversold, in my opinion. I increased existing positions or purchased new holdings in certain stocks, such as Internet portal Yahoo!, radio station owner Clear Channel Communications and network security software maker NetScreen Technologies, that were selling at what I felt were significant discounts to the value of their businesses. While not all of the cyclicals that the fund owned worked out favorably, these three companies had accelerating sales growth during a tough economic climate, and the stocks performed well.

Q. How did the fund's large exposure to media stocks work out?

A. I maintained nearly double the average weighting of the index in media stocks because I felt this was one of the few cyclical areas where the industry's fundamentals were improving. Radio and TV advertising revenues accelerated during the period, boosting profits. I believed many companies outside the media industry already had cut costs as far as they could, and the only way they could boost profits was to increase advertising to try to drive sales growth. This strategy worked out well for the fund: Its media holdings rose nearly 3%, while those in the index fell slightly into negative territory.

Q. General Electric, Wal-Mart and Home Depot became top-10 positions in the fund. Why?

A. These three large-cap stocks fell to very reasonable valuations. Although each experienced a decline in business due to the weak economy, I felt it was temporary. The long-term growth prospects of these companies were strong, and I couldn't pass up owning them at valuations not seen in some time. Both GE and Wal-Mart are new positions in the fund, while I increased our holdings in Home Depot. None of these stocks had a major impact on the fund's return by period end.

Q. What other holdings performed well? Which disappointed?

A. I bought more Qwest Communications as it fell well below what I considered fair value, and it rebounded nicely. Medical equipment firm Boston Scientific appreciated more than 50% on strong sales for its cardiovascular stents. Among disappointments, hospital company Tenet Healthcare fell more than 60% on allegations that it overbilled the government to treat Medicare patients. Insurance company American International Group missed fourth-quarter earnings expectations and announced a charge due to underestimating its loss reserves on past business. Altria also performed poorly as the company's Philip Morris tobacco unit struggled amid slower U.S. demand, driven by higher excise taxes and increasing market penetration of discount brands.

Q. What's your outlook, Tim?

A. I'm cautiously positive. Generally speaking, stock valuations are the cheapest they've been in many years, based on several metrics. Interest rates are at levels not seen in decades, and it's possible that additional federal tax relief is forthcoming. While the economy remains murky, I'm optimistic that another growth cycle will emerge, as it has in past downturns. Some clarity on the geopolitical front could be a welcome boost to the market.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: long-term growth of capital by investing mainly in common stocks

Fund number: 332

Trading symbol: FEXPX

Start date: October 4, 1994

Size: as of February 28, 2003, more than $646 million

Manager: Tim Cohen, since 2002; manager, various Fidelity funds, 1999-2002; analyst, 1996-2000; joined Fidelity in 1996

3

Tim Cohen on his investing style:

"Simply put, I'm looking for stocks with the fastest earnings growth that are selling at the best valuations. I'm particularly attracted to companies with accelerating growth due to the expectation of a new product launch or some other competitive advantage, rather than companies whose earnings are more predictable in the short term. The real upside in stock investing comes from finding companies that exceed the market's expectations, not just meet them. Investing in higher-growth-oriented companies generally comes with a willingness to assume some risk: Products can fail to deliver on expectations, or the economy occasionally can remain sluggish longer than expected. My feeling is that by owning faster-growing stocks, the fund has the potential for greater price appreciation. In looking for growth ideas, I'm also very mindful of valuation. I'm willing to pay a premium for great companies with strong and sustainable earnings growth, as long as the underlying business drivers remain intact. However, there have been few of those stories to capitalize on in recent years."

Semiannual Report

Investment Changes

Top Ten Stocks as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
American International Group, Inc.	3.6	4.4
General Electric Co.	3.4	0.0
Wal-Mart Stores, Inc.	3.0	0.0
Pfizer, Inc.	2.7	3.2
Johnson & Johnson	2.6	2.5
Merck & Co., Inc.	2.4	2.2
Fannie Mae	2.3	1.9
Citigroup, Inc.	2.2	2.8
Home Depot, Inc.	2.0	0.7
Microsoft Corp.	2.0	2.5
	26.2
Top Five Market Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Financials	20.6	23.2
Health Care	19.0	21.2
Consumer Discretionary	16.6	15.2
Information Technology	11.1	14.5
Energy	10.1	3.8
Asset Allocation (% of fund's net assets)
As of February 28, 2003 *		As of August 31, 2002 **
	Stocks 99.3%		Stocks 98.9%
	Bonds 0.4%		Bonds 0.4%
	Short-Term Investments and Net Other Assets 0.3%		Short-Term Investments and Net Other Assets 0.7%
* Foreign investments	4.0%	** Foreign investments	3.3%

Semiannual Report

Investments February 28, 2003 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.3%
	Shares	Value (Note 1)
CONSUMER DISCRETIONARY - 16.6%
Automobiles - 0.4%
Harley-Davidson, Inc.	70,000	$ 2,771,300
Household Durables - 2.9%
Beazer Homes USA, Inc. (a)	48,700	2,842,132
Champion Enterprises, Inc. (a)	308,400	635,304
Clayton Homes, Inc.	150,000	1,689,000
D.R. Horton, Inc.	146,150	2,676,007
Fleetwood Enterprises, Inc. (a)	84,300	341,415
Furniture Brands International, Inc. (a)	80,000	1,456,800
Lennar Corp.	75,700	4,087,043
Pulte Homes, Inc.	59,100	3,004,053
Whirlpool Corp.	40,000	1,970,400
		18,702,154
Media - 6.8%
AOL Time Warner, Inc. (a)	919,800	10,412,136
Clear Channel Communications, Inc. (a)	177,000	6,462,270
EchoStar Communications Corp. Class A (a)	199,500	5,252,835
Fox Entertainment Group, Inc. Class A (a)	165,900	4,434,507
Lamar Advertising Co. Class A (a)	89,500	2,807,615
Univision Communications, Inc. Class A (a)	97,800	2,422,506
Viacom, Inc. Class B (non-vtg.) (a)	324,400	12,044,972
		43,836,841
Multiline Retail - 3.7%
Big Lots, Inc. (a)	422,300	4,666,415
Wal-Mart Stores, Inc.	400,000	19,224,000
		23,890,415
Specialty Retail - 2.3%
Home Depot, Inc.	560,000	13,132,000
Lowe's Companies, Inc.	48,600	1,909,980
		15,041,980
Textiles Apparel & Luxury Goods - 0.5%
Jones Apparel Group, Inc. (a)	48,400	1,372,624
Liz Claiborne, Inc.	56,500	1,593,300
		2,965,924
TOTAL CONSUMER DISCRETIONARY		107,208,614
CONSUMER STAPLES - 4.7%
Beverages - 1.7%
The Coca-Cola Co.	267,200	10,746,784
Common Stocks - continued
	Shares	Value (Note 1)
CONSUMER STAPLES - continued
Food & Drug Retailing - 1.0%
CVS Corp.	163,800	$ 4,078,620
Rite Aid Corp.	52,000	124,800
Whole Foods Market, Inc. (a)	45,000	2,298,150
		6,501,570
Tobacco - 2.0%
Altria Group, Inc.	336,700	13,013,455
TOTAL CONSUMER STAPLES		30,261,809
ENERGY - 10.1%
Energy Equipment & Services - 4.4%
BJ Services Co. (a)	126,600	4,351,242
ENSCO International, Inc.	137,700	3,852,846
GlobalSantaFe Corp.	116,700	2,596,575
National-Oilwell, Inc. (a)	74,700	1,680,750
Noble Corp. (a)	76,100	2,762,430
Pride International, Inc. (a)	219,700	3,185,650
Rowan Companies, Inc.	180,400	3,541,252
Smith International, Inc. (a)	78,400	2,733,024
Weatherford International Ltd. (a)	95,900	3,839,836
		28,543,605
Oil & Gas - 5.7%
BP PLC sponsored ADR	190,000	7,240,900
Burlington Resources, Inc.	90,000	4,171,500
ChevronTexaco Corp.	140,000	8,983,800
ConocoPhillips	180,000	9,126,000
Devon Energy Corp.	80,000	3,856,000
EOG Resources, Inc.	50,000	2,065,000
Pioneer Natural Resources Co. (a)	50,000	1,307,500
		36,750,700
TOTAL ENERGY		65,294,305
FINANCIALS - 20.2%
Banks - 0.4%
Bank of New York Co., Inc.	130,000	2,961,400
Diversified Financials - 11.1%
Bear Stearns Companies, Inc.	97,100	6,082,344
Citigroup, Inc.	421,200	14,042,808
Fannie Mae	235,400	15,089,140
Common Stocks - continued
	Shares	Value (Note 1)
FINANCIALS - continued
Diversified Financials - continued
Freddie Mac	5,800	$ 316,970
Goldman Sachs Group, Inc.	73,400	5,097,630
Investment Technology Group, Inc. (a)	140,000	1,762,600
J.P. Morgan Chase & Co.	105,200	2,385,936
Lehman Brothers Holdings, Inc.	79,350	4,393,610
MBNA Corp.	284,750	3,943,788
Merrill Lynch & Co., Inc.	268,700	9,157,296
Morgan Stanley	261,500	9,636,275
		71,908,397
Insurance - 8.7%
ACE Ltd.	191,400	5,303,694
Allstate Corp.	156,300	4,943,769
AMBAC Financial Group, Inc.	50,000	2,442,500
American International Group, Inc.	472,300	23,279,665
Aon Corp.	128,700	2,503,215
MBIA, Inc.	80,000	3,050,400
PartnerRe Ltd.	49,300	2,457,605
Travelers Property Casualty Corp.:
Class A	84,074	1,315,758
Class B	305,890	4,863,651
W.R. Berkley Corp.	59,000	2,395,400
XL Capital Ltd. Class A	48,000	3,405,120
		55,960,777
TOTAL FINANCIALS		130,830,574
HEALTH CARE - 19.0%
Biotechnology - 0.3%
IDEC Pharmaceuticals Corp. (a)	70,000	2,012,500
Health Care Equipment & Supplies - 3.2%
Baxter International, Inc.	206,500	5,862,535
Biomet, Inc.	123,600	3,736,428
Boston Scientific Corp. (a)	163,200	7,208,544
St. Jude Medical, Inc. (a)	86,700	3,960,456
		20,767,963
Health Care Providers & Services - 4.6%
AmerisourceBergen Corp.	40,000	2,200,000
Cardinal Health, Inc.	85,000	4,869,650
HCA, Inc.	117,900	4,862,196
McKesson Corp.	109,800	2,925,072
Common Stocks - continued
	Shares	Value (Note 1)
HEALTH CARE - continued
Health Care Providers & Services - continued
Tenet Healthcare Corp. (a)	100,000	$ 1,817,000
UnitedHealth Group, Inc.	125,500	10,403,950
Universal Health Services, Inc. Class B (a)	72,300	2,808,132
		29,886,000
Pharmaceuticals - 10.9%
Barr Laboratories, Inc. (a)	40,000	3,116,400
Forest Laboratories, Inc. (a)	10,000	498,000
Johnson & Johnson	317,300	16,642,385
Merck & Co., Inc.	295,600	15,592,900
Pfizer, Inc.	574,067	17,118,678
Pharmacia Corp.	144,500	5,970,740
Schering-Plough Corp.	328,600	5,921,372
Wyeth	148,200	5,224,050
		70,084,525
TOTAL HEALTH CARE		122,750,988
INDUSTRIALS - 9.3%
Aerospace & Defense - 1.0%
Lockheed Martin Corp.	70,000	3,200,400
Northrop Grumman Corp.	35,000	3,034,500
		6,234,900
Commercial Services & Supplies - 2.4%
First Data Corp.	162,500	5,630,625
Manpower, Inc.	188,900	5,736,893
Paychex, Inc.	164,600	4,315,812
		15,683,330
Industrial Conglomerates - 4.8%
General Electric Co.	900,000	21,645,000
Tyco International Ltd.	627,600	9,288,480
		30,933,480
Machinery - 1.1%
Caterpillar, Inc.	85,000	3,995,000
Ingersoll-Rand Co. Ltd. Class A	84,000	3,313,800
		7,308,800
TOTAL INDUSTRIALS		60,160,510
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - 11.1%
Communications Equipment - 1.5%
Cisco Systems, Inc. (a)	186,300	$ 2,604,474
Comverse Technology, Inc. (a)	143,600	1,464,720
Motorola, Inc.	459,300	3,867,306
NetScreen Technologies, Inc. (a)	102,500	2,001,825
		9,938,325
Computers & Peripherals - 0.9%
Dell Computer Corp. (a)	184,600	4,976,816
Hewlett-Packard Co.	74,300	1,177,655
		6,154,471
Electronic Equipment & Instruments - 1.9%
Agilent Technologies, Inc. (a)	256,800	3,389,760
Amphenol Corp. Class A (a)	78,700	3,210,173
Flextronics International Ltd. (a)	122,000	1,058,960
Ingram Micro, Inc. Class A (a)	259,800	2,691,528
Vishay Intertechnology, Inc. (a)	164,900	1,665,490
		12,015,911
Internet Software & Services - 1.1%
Overture Services, Inc. (a)	47,500	756,200
Yahoo!, Inc. (a)	293,500	6,119,475
		6,875,675
IT Consulting & Services - 0.6%
ManTech International Corp. Class A	93,000	1,448,010
MPS Group, Inc. (a)	458,300	2,250,253
		3,698,263
Semiconductor Equipment & Products - 1.3%
Agere Systems, Inc. Class B (a)	1,383,600	2,116,908
Intel Corp.	71,800	1,238,550
Micron Technology, Inc. (a)	48,500	387,515
National Semiconductor Corp. (a)	50,000	856,500
Texas Instruments, Inc.	215,800	3,614,650
		8,214,123
Software - 3.8%
Adobe Systems, Inc.	91,200	2,508,000
Cadence Design Systems, Inc. (a)	147,900	1,566,261
Electronic Arts, Inc. (a)	75,000	3,960,000
Microsoft Corp.	551,000	13,058,700
Common Stocks - continued
	Shares	Value (Note 1)
INFORMATION TECHNOLOGY - continued
Software - continued
Network Associates, Inc. (a)	94,700	$ 1,401,560
Vastera, Inc. (a)	513,600	2,444,736
		24,939,257
TOTAL INFORMATION TECHNOLOGY		71,836,025
MATERIALS - 6.4%
Chemicals - 2.3%
Dow Chemical Co.	237,400	6,481,020
Lyondell Chemical Co.	306,200	3,646,842
Olin Corp.	163,100	2,691,150
PPG Industries, Inc.	38,300	1,777,120
		14,596,132
Containers & Packaging - 0.7%
Owens-Illinois, Inc. (a)	201,100	1,809,900
Smurfit-Stone Container Corp. (a)	182,400	2,414,976
		4,224,876
Metals & Mining - 2.3%
Alcan, Inc.	50,000	1,420,294
Alcoa, Inc.	228,200	4,678,100
AUR Resources, Inc. (a)	800,000	2,199,165
Nucor Corp.	70,000	2,912,000
Phelps Dodge Corp. (a)	71,600	2,574,736
Rio Tinto PLC sponsored ADR	17,000	1,382,100
		15,166,395
Paper & Forest Products - 1.1%
Boise Cascade Corp.	78,400	1,891,008
Bowater, Inc.	65,000	2,466,750
International Paper Co.	80,000	2,802,400
		7,160,158
TOTAL MATERIALS		41,147,561
TELECOMMUNICATION SERVICES - 1.4%
Diversified Telecommunication Services - 1.4%
Citizens Communications Co. (a)	487,000	4,777,470
Qwest Communications International, Inc. (a)	1,157,000	4,142,060
		8,919,530
Common Stocks - continued
	Shares	Value (Note 1)
UTILITIES - 0.5%
Electric Utilities - 0.3%
FirstEnergy Corp.	53,900	$ 1,590,050
Gas Utilities - 0.2%
NiSource, Inc.	80,000	1,355,200
TOTAL UTILITIES		2,945,250
TOTAL COMMON STOCKS (Cost $677,524,564)		641,355,166
Nonconvertible Bonds - 0.4%
	Principal Amount
FINANCIALS - 0.4%
Diversified Financials - 0.4%
Qwest Capital Funding, Inc. 5.875% 8/3/04 (Cost $1,839,406)	$ 3,000,000	2,610,000
Money Market Funds - 0.1%
	Shares
Fidelity Cash Central Fund, 1.41% (b)	662,007	662,007
Fidelity Securities Lending Cash Central Fund, 1.38% (b)	227,225	227,225
TOTAL MONEY MARKET FUNDS (Cost $889,232)		889,232
TOTAL INVESTMENT PORTFOLIO - 99.8% (Cost $680,253,202)		644,854,398
NET OTHER ASSETS - 0.2%		1,348,396
NET ASSETS - 100%		$ 646,202,794
Legend
(a) Non-income producing
(b) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
Other Information
Purchases and sales of securities, other than short-term securities, aggregated $582,255,395 and $516,737,652, respectively.
The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms were $34,801 for the period.
Income Tax Information
At August 31, 2002, the fund had a capital loss carryforward of approximately $48,207,000 all of which will expire on August 31, 2010.
The fund intends to elect to defer to its fiscal year ending August 31, 2003 approximately $9,518,000 of losses recognized during the period November 1, 2001 to August 31, 2002.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		February 28, 2003 (Unaudited)

Assets
Investment in securities, at value (including securities loaned of $219,356) (cost $680,253,202) - See accompanying schedule		$ 644,854,398
Receivable for investments sold		11,957,923
Receivable for fund shares sold		809,283
Dividends receivable		951,421
Interest receivable		15,375
Redemption fees receivable		74
Other receivables		26,410
Total assets		658,614,884

Liabilities
Payable for investments purchased	$ 11,253,891
Payable for fund shares redeemed	570,183
Accrued management fee	312,657
Other payables and accrued expenses	48,134
Collateral on securities loaned, at value	227,225
Total liabilities		12,412,090

Net Assets		$ 646,202,794
Net Assets consist of:
Paid in capital		$ 793,488,577
Undistributed net investment income		917,261
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(112,804,474)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(35,398,570)
Net Assets, for 48,924,439 shares outstanding		$ 646,202,794
Net Asset Value, offering price and redemption price per share ($646,202,794 ÷ 48,924,439 shares)		$ 13.21

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		Six months ended February 28, 2003 (Unaudited)

Investment Income
Dividends		$ 4,963,039
Interest		532,688
Security lending		17,014
Total income		5,512,741

Expenses
Management fee	$ 1,907,391
Transfer agent fees	906,622
Accounting and security lending fees	105,432
Non-interested trustees' compensation	1,263
Custodian fees and expenses	19,237
Registration fees	25,130
Audit	18,308
Legal	14,081
Miscellaneous	88,827
Total expenses before reductions	3,086,291
Expense reductions	(237,155)	2,849,136
Net investment income (loss)		2,663,605
Realized and Unrealized Gain (Loss) Net realized gain (loss) on:
Investment securities	(37,853,279)
Foreign currency transactions	15,295
Total net realized gain (loss)		(37,837,984)
Change in net unrealized appreciation (depreciation) on: Investment securities	16,887,274
Assets and liabilities in foreign currencies	226
Total change in net unrealized appreciation (depreciation)		16,887,500
Net gain (loss)		(20,950,484)
Net increase (decrease) in net assets resulting from operations		$ (18,286,879)

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2003 (Unaudited)	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 2,663,605	$ 1,214,838
Net realized gain (loss)	(37,837,984)	(48,846,688)
Change in net unrealized appreciation (depreciation)	16,887,500	(78,547,228)
Net increase (decrease) in net assets resulting from operations	(18,286,879)	(126,179,078)
Distributions to shareholders from net investment income	(2,414,579)	(1,076,824)
Share transactions Net proceeds from sales of shares	146,969,807	374,691,135
Reinvestment of distributions	2,327,640	1,039,151
Cost of shares redeemed	(85,837,291)	(209,830,746)
Net increase (decrease) in net assets resulting from share transactions	63,460,156	165,899,540
Redemption fees	19,337	47,871
Total increase (decrease) in net assets	42,778,035	38,691,509

Net Assets
Beginning of period	603,424,759	564,733,250
End of period (including undistributed net investment income of $917,261 and undistributed net investment income of $668,235, respectively)	$ 646,202,794	$ 603,424,759
Other Information Shares
Sold	10,813,024	23,450,023
Issued in reinvestment of distributions	178,047	65,782
Redeemed	(6,474,599)	(13,562,977)
Net increase (decrease)	4,516,472	9,952,828

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended February 28, 2003	Years ended August 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 13.59	$ 16.39	$ 23.45	$ 22.03	$ 16.06	$ 20.02
Income from Investment Operations
Net investment income (loss) E	.06	.03	.04	.08	.05	(.05)
Net realized and unrealized gain (loss)	(.39)	(2.80)	(1.79)	6.19	6.69	(.13)
Total from investment operations	(.33)	(2.77)	(1.75)	6.27	6.74	(.18)
Distributions from net investment income	(.05)	(.03)	(.10)	(.05)	-	-
Distributions from net realized gain	-	-	(5.21)	(4.80)	(.77)	(3.79)
Total distributions	(.05)	(.03)	(5.31)	(4.85)	(.77)	(3.79)
Redemption fees added to paid in capital E	-	-	-	-	-	.01
Net asset value, end of period	$ 13.21	$ 13.59	$ 16.39	$ 23.45	$ 22.03	$ 16.06
Total Return B, C, D	(2.42)%	(16.93)%	(7.69)%	36.58%	43.76%	(2.35)%
Ratios to Average Net Assets F
Expenses before expense reductions	.95% A	.89%	.86%	.86%	.91%	.93%
Expenses net of voluntary waivers, if any	.95% A	.89%	.86%	.86%	.91%	.93%
Expenses net of all reductions	.87% A	.78%	.81%	.77%	.86%	.88%
Net investment income (loss)	.82% A	.19%	.21%	.38%	.23%	(.25)%
Supplemental Data
Net assets, end of period (000 omitted)	$ 646,203	$ 603,425	$ 564,733	$ 537,898	$ 413,832	$ 357,683
Portfolio turnover rate	162% A	228%	170%	380%	265%	281%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former sales charges.

E Calculated based on average shares outstanding during the period.

F Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2003 (Unaudited)

1. Significant Accounting Policies.

Fidelity Export and Multinational Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Equity securities for which market quotations are available are valued at the last sale price or official closing price (closing bid price or last evaluated quote if no sale has occurred) on the primary market or exchange on which they trade. Debt securities for which quotations are readily available are valued at their most recent bid prices (sales prices if the principal market is an exchange) in the principal market in which such securities are normally traded, as determined by recognized dealers in such securities or securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Foreign Currency. The fund uses foreign currency contracts to facilitate transactions in foreign-denominated securities. Losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms. Foreign denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rate at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Foreign Currency - continued

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Foreign taxes are provided for based on each fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests. Distributions are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to foreign currency transactions, market discount, non-taxable dividends, capital loss carryforwards and losses deferred due to wash sales and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 31,713,003	|
Unrealized depreciation	(79,200,738)
Net unrealized appreciation (depreciation)	$ (47,487,735)
Cost for federal income tax purposes	$ 692,342,133

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .75% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

Semiannual Report

2. Operating Policies.

Repurchase Agreements. Fidelity Management & Research Company (FMR) has received an Exemptive Order from the Securities and Exchange Commission (the SEC) which permits the fund and other affiliated entities of FMR to transfer uninvested cash balances into joint trading accounts. These accounts are then invested in repurchase agreements that are collateralized by U.S. Treasury or Government obligations. The fund may also invest directly with institutions, in repurchase agreements that are collateralized by commercial paper obligations and corporate obligations. The custodian bank receives the collateral, which is marked-to-market daily and maintained at a value at least equal to the principal amount of the repurchase agreement (including accrued interest).

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. FMR and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee.

The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the fund's average net assets and a group fee rate that averaged .28% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by FMR. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the period, the total annualized management fee rate was .59% of the fund's average net assets.

Transfer Agent Fees. Fidelity Service Company, Inc. (FSC), an affiliate of FMR, is the fund's transfer, dividend disbursing and shareholder servicing agent. FSC receives account fees and asset-based fees that vary according to account size and type of account. FSC pays for typesetting, printing and mailing of all shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .28% of average net assets.

Accounting and Security Lending Fees. FSC maintains the fund's accounting records and administers the security lending program. The security lending fee is based on the number and duration of lending transactions. The accounting fee is based on the level of average net assets for the month plus out-of-pocket expenses.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

4. Fees and Other Transactions with Affiliates - continued

Central Funds - continued

capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $42,134 for the period.

Brokerage Commissions. The fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. The commissions paid to these affiliated firms are shown under the caption "Other Information" at the end of the fund's Schedule of Investments.

5. Committed Line of Credit.

The fund participates with other funds managed by FMR in a $3.5 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The fund has agreed to pay commitment fees on its pro rata portion of the line of credit. During the period, there were no borrowings on this line of credit.

6. Security Lending.

The fund lends portfolio securities from time to time in order to earn additional income. The fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the fund and any additional required collateral is delivered to the fund on the next business day. If the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, a fund could experience delays and costs in recovering the securities loaned or in gaining access to the collateral. Cash collateral is invested in cash equivalents. The value of loaned securities and cash collateral at period end are disclosed on the fund's Statement of Assets and Liabilities.

7. Expense Reductions.

Many of the brokers with whom FMR places trades on behalf of the fund provided services to the fund in addition to trade execution. These services included payments of certain expenses on behalf of the fund totaling $236,427 for the period. In addition, through arrangements with the fund's transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's transfer agent expenses by $728.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Overnight Express
Fidelity Investments
2300 Litton Lane - KH2B
Hebron, KY 41048

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
Accounts

Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

21701 Hawthorne Boulevard
Torrance, CA

2001 North Main Street
Walnut Creek, CA

6300 Canoga Avenue
Woodland Hills, CA

Colorado

1625 Broadway
Denver, CO

9185 East Westview Road
Littleton, CO

Connecticut

48 West Putnam Avenue
Greenwich, CT

265 Church Street
New Haven, CT

300 Atlantic Street
Stamford, CT

29 South Main Street
West Hartford, CT

Delaware

222 Delaware Avenue
Wilmington, DE

Florida

4400 N. Federal Highway
Boca Raton, FL

121 Alhambra Plaza
Coral Gables, FL

2948 N. Federal Highway
Ft. Lauderdale, FL

1907 West State Road 434
Longwood, FL

8880 Tamiami Trail, North
Naples, FL

3501 PGA Boulevard
West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

1502 N. Westshore Blvd.
Tampa, FL

Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

1000 Abernathy Road
Atlanta, GA

Illinois

One North LaSalle Street
Chicago, IL

1415 West 22nd Street
Oak Brook, IL

1700 East Golf Road
Schaumburg, IL

3232 Lake Avenue
Wilmette, IL

Indiana

4729 East 82nd Street
Indianapolis, IN

Kansas

5400 College Boulevard
Overland Park, KS

Maine

Three Canal Plaza
Portland, ME

Maryland

7401 Wisconsin Avenue
Bethesda, MD

One W. Pennsylvania Ave.
Towson, MD

Massachusetts

801 Boylston Street
Boston, MA

155 Congress Street
Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

1055 Franklin Avenue
Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

3805 Edwards Road
Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

16850 SW 72nd Avenue
Tigard, OR

Pennsylvania

600 West DeKalb Pike
King of Prussia, PA

1735 Market Street
Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Advisers

FMR Co., Inc.

Fidelity Management & Research
(U.K.) Inc.

Fidelity Management & Research
(Far East) Inc.

Fidelity Investments Japan Limited

Custodian

JPMorgan Chase Bank
New York, NY

Fidelity's Growth Funds

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The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774
(8 a.m. - 9 p.m.)

TDD Service 1-800-544-0118
for the deaf and hearing impaired
(9 a.m. - 9 p.m. Eastern time)

Fidelity Automated Service
Telephone (FAST®) (automated graphic)    1-800-544-5555

(automated graphic)    Automated line for quickest service(Fidelity Investment logo)(registered trademark)
Corporate Headquarters
82 Devonshire St., Boston, MA 02109
www.fidelity.com

EXF-SANN-0403 342094
1.701149.105

Spartan®

Maryland
Municipal Income

Fund

Semiannual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board, or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan® MD Municipal Income	3.02%	6.88%	31.17%	76.00%
LB Maryland 4 Plus Year Enhanced Municipal Bond	3.41%	8.00%	34.10%	n/a*
Maryland Municipal Debt Funds Average	2.86%	6.72%	26.51%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on April 22, 1993. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Maryland 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Maryland investment-grade municipal bonds with maturities of four years or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The past six month Maryland Municipal Debt funds average represents a peer group of less then 50 mutual funds. These benchmarks include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Spartan MD Municipal Income	6.88%	5.58%	5.90%
LB Maryland 4 Plus Year Enhanced Municipal Bond	8.00%	6.04%	n/a*
Maryland Municipal Debt Funds Average	6.72%	4.81%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Maryland Municipal Income Fund on April 30, 1993, shortly after the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended February 28,	Years ended August 31,
	2003	2002	2001	2000	1999	1998
Dividend returns	2.01%	4.28%	4.85%	4.94%	4.21%	4.69%
Capital returns	1.01%	1.21%	5.07%	1.59%	-4.36%	3.74%
Total returns	3.02%	5.49%	9.92%	6.53%	-0.15%	8.43%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended February 28, 2003	Past 1 month	Past 6 months	Past 1 year
Dividends per share	3.28¢	21.57¢	44.14¢
Annualized dividend rate	3.91%	3.98%	4.09%
30-day annualized yield	2.87%	-	-
30-day annualized tax-equivalent yield	4.79%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $10.95 over the past one month, $10.92 over the past six months and $10.80 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 40.14% combined effective federal and state income tax bracket. The tax-equivalent yield does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Fund Talk: The Manager's Overview

Market Recap

While municipal bonds didn't quite match the strong absolute returns of high-quality corporate and Treasury bonds during the course of the six-month period ending February 28, 2003, a closer look reveals that they were still an outstanding investment vehicle. In that time, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 3.36%. Comparatively, the Lehman Brothers Aggregate Bond Index - a gauge of the investment-grade taxable bond market - returned 4.74%. But what these numbers don't reveal is that, at times, high-quality, long-term muni bond yields were higher than the yields on 30-year Treasury bonds, plus munis had the added benefit of their tax-free interest. Therefore, the higher yields and tax advantages made munis a relative bargain. But that doesn't mean the muni bond market didn't face its share of difficulties during the period. New economic proposals dampened muni bond performance on occasion. Additionally, a tremendous amount of new issuance by state, city and local governments - many of which are facing significant budget shortfalls - could lead to heightened credit risk, although defaults among investment-grade muni issuers are rare. Combined long-term new muni issuance in January and February of this year exceeded $52 billion, the highest two-month total on record for the first two months of the year.

(Portfolio Manager photograph)
An interview with Mark Sommer, Portfolio Manager of Spartan Maryland Municipal Income Fund

Q. How did the fund perform, Mark?

A. For the six-month period ending February 28, 2003, the fund returned 3.02%. To get a sense of how the fund did relative to its competitors, the Maryland municipal debt funds average returned 2.86%, according to Lipper Inc. Additionally, the Lehman Brothers Maryland 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 3.41%. For the 12-month period ending February 28, 2003, the fund gained 6.88%, the Lipper average returned 6.72% and the Lehman Brothers index gained 8.00%.

Q. What helped the fund outpace its Lipper peer average during the six-month period?

A. I'd point to a number of key factors that contributed to the fund's outperformance. One was our ongoing focus on investment-grade bonds - meaning those rated BBB or higher by Moody's Inc. Bonds with below-investment-grade ratings generally suffered significant price declines during the past six months, in large part because investors weren't willing to take on a lot of credit risk given the uncertainties surrounding the U.S. economy and geopolitical tensions. Furthermore, there were a rising number of defaults and credit downgrades among non-investment-grade bonds. Another factor that helped the fund's performance was our relatively light stake in - or outright avoidance of - the sectors of the muni market that fared the worst during the period. Hard-hit sectors included bonds issued by entities - such as airlines and airports - that were tied to the troubled air travel industry, as well as bonds backed by corporations.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. Did sector selection benefit the fund's performance in any other ways?

A. Yes, it did. We maintained a relatively light stake - compared to the Maryland municipal bond market overall - in housing bonds. Rapidly accelerating home-loan refinancings caused housing bonds to be prepaid before their maturity, an event that investors disliked because it potentially forced them to reinvest the proceeds from the prepaid securities in other bonds at lower prevailing interest rates. The more prepayment accelerated, the more investors punished housing bonds by pushing their prices lower.

Q. What were the disappointments?

A. The main disappointment was the fact that there were too few opportunities to buy bonds with the type of structure that I prefer, even though there was a significant increase in new issuance supply in Maryland. Most of that new issuance was structured with the individual investor - rather than institutional investor - in mind. For example, the majority of bonds that came to market were par bonds, which are bonds that sell at face value. But for a variety of reasons, I tended to prefer premium bonds - which sell above their face value - and the opportunities to buy them throughout the past year were fairly limited.

Q. Escrowed and prerefunded bonds were one of the fund's largest sector concentrations. What are these bonds, and what made them attractive?

A. When municipal bond issuers refinance older, outstanding debt brought to market at a time when interest rates were higher, they often escrow or prerefund their debt by issuing new bonds at lower interest rates. They then back the old bonds with U.S. Treasury securities. This Treasury backing affords the bonds the highest credit quality rating available in the bond market, which is why we find the bonds so attractive - especially given our current concerns about credit quality.

Q. What's your outlook, Mark?

A. The supply of Maryland municipals is expected to be strong in 2003, as the various issuers in the state struggle to compensate for rising expenses and declining revenues. Meanwhile, demand for municipal bonds is likely to be a reflection of the stock market's strength. If investors return to stocks, I would expect that most bond prices would be negatively affected by weaker demand. Ultimately, interest rates will be the real key to municipal bond performance. But since we don't forecast interest rates, I plan to maintain a bias toward research-driven strategies that help me identify attractively priced bonds with good fundamentals that could outperform no matter what the interest rate backdrop.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and Maryland personal income taxes

Fund number: 429

Trading symbol: SMDMX

Start date: April 22, 1993

Size: as of February 28, 2003, more than $101 million

Manager: Mark Sommer, since 2002; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1992

3

Mark Sommer on Maryland's fiscal situation:

"Although Maryland's fiscal situation currently is a lot better than many other states across the nation, it still faces some budgetary challenges. There's an expected $1.8 billion deficit for the current fiscal year, which the governor proposes closing with a combination of slot machine revenues, spending cuts and borrowing from the state transportation fund. On the economic front, things seem to be looking up a bit, which also should help the state's fiscal situation. New jobs are being added in the government, construction and service sectors, although jobs continue to be lost in the retail and manufacturing sectors. But overall, most major metropolitan areas in the state are benefiting from declines in the unemployment rate. Also, unlike a lot of other states that are cutting back on their funding of local government entities, Maryland's current budget calls for increased local aid with greater funding for education-related items. Those factors, and others, help make Maryland's municipal bond market one of the highest quality in the United States."

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Semiannual Report

Investment Changes

Top Five Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
General Obligations	35.3	34.6
Escrowed/Pre-Refunded	17.0	16.2
Health Care	14.2	13.7
Education	7.1	6.7
Water & Sewer	6.2	6.4
Average Years to Maturity as of February 28, 2003
		6 months ago
Years	14.8	15.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2003
6 months ago
Years	6.7	6.9

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
AAA 66.0%	AAA 61.8%
AA, A 23.4%	AA, A 24.9%
BBB 7.0%	BBB 6.3%
Not Rated 2.6%	Not Rated 2.7%
Short-term Investments and Net Other Assets 1.0%	Short-term Investments and Net Other Assets 4.3%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Semiannual Report

Investments February 28, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 99.0%
	Principal Amount	Value (Note 1)
Maryland - 89.5%
Anne Arundel County Gen. Oblig.:
(Consolidated Wtr. & Swr. Proj.) 7% 8/1/04	$ 550,000	$ 594,726
5.375% 3/1/15	2,000,000	2,233,840
Baltimore County Gen. Oblig. 5.25% 9/1/10	2,000,000	2,291,540
Baltimore Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A:
0% 10/15/06 (FGIC Insured)	2,000,000	1,781,720
5.5% 10/15/11 (FGIC Insured)	1,000,000	1,129,410
5.5% 10/15/14 (FGIC Insured) (Pre-Refunded to 4/15/08 @ 101) (c)	500,000	578,030
5.625% 10/15/13 (FGIC Insured) (Pre-Refunded to 10/15/06 @ 102) (c)	1,460,000	1,692,928
7% 10/15/09 (MBIA Insured)	1,000,000	1,245,800
Baltimore Gen. Oblig. Proj. Rev.:
(Wastewtr. Projs.) Series A, 5.125% 7/1/42 (FGIC Insured)	2,315,000	2,367,967
(Wtr. Projs.) Series A:
5% 7/1/24 (FGIC Insured)	370,000	392,607
5% 7/1/24 (FGIC Insured) (Escrowed to Maturity) (c)	730,000	770,493
5.125% 7/1/42 (FGIC Insured)	3,500,000	3,580,080
Baltimore Port Facilities Rev. (Consolidated Coal Sales Co. Proj.) 6.5% 12/1/10	2,000,000	2,063,780
Howard County Gen. Oblig. (Consolidated Pub. Impt. Proj.) Series A, 5.25% 8/15/14	3,000,000	3,349,980
Maryland Cmnty. Dev. Administration Dept. of Hsg. & Cmnty. Dev.:
(Residential Proj.) Series B, 5.05% 9/1/19 (b)	520,000	527,800
(Single Family Mtg. Prog.) Series 7, 7.25% 4/1/19 (b)	500,000	513,535
Maryland Gen. Oblig. (State & Local Facilities Ln. Prog.):
Second Series:
5% 7/15/11	1,500,000	1,648,995
5% 8/1/12	1,000,000	1,094,670
5.25% 7/15/12	2,000,000	2,231,580
5.25% 7/15/13	1,500,000	1,665,015
Series 1997 2, 5% 8/1/10	1,000,000	1,094,230
Series A:
5.25% 3/1/05	1,870,000	2,018,011
5.25% 3/1/06	900,000	997,731
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - continued
Maryland Health & Higher Edl. Facilities Auth. Rev.:
(Anne Arundel Med. Ctr. Proj.) Series 1998, 5.125% 7/1/33 (FSA Insured)	$ 2,000,000	$ 2,037,100
(Carrol County Gen. Hosp. Proj.) 6% 7/1/18	1,035,000	1,106,312
(Charity Oblig. Group Proj.) Series D, 4.6% 11/1/26 (Pre-Refunded to 11/1/03 @ 100) (c)	910,000	931,340
(Good Samaritan Hosp. Proj.):
5.7% 7/1/09 (Escrowed to Maturity) (c)	1,000,000	1,162,520
5.75% 7/1/13 (AMBAC Insured) (Escrowed to Maturity) (c)	145,000	168,954
5.75% 7/1/13 (Escrowed to Maturity) (c)	240,000	279,648
(Hebrew Home of Greater Washington Proj.) 5.8% 1/1/32	1,000,000	1,025,190
(Helix Health Proj.) 5% 7/1/17 (AMBAC Insured) (Escrowed to Maturity) (c)	1,000,000	1,102,320
(Howard County Gen. Hosp. Proj.) 5.5% 7/1/13 (Escrowed to Maturity) (c)	1,000,000	1,031,010
(Johns Hopkins Health Sys. Proj.) 5% 5/15/34	1,500,000	1,516,275
(Johns Hopkins Univ. Issue Proj.):
Series A, 5% 7/1/41	3,000,000	3,026,550
5.125% 7/1/20	500,000	525,340
6% 7/1/10	500,000	594,045
6% 7/1/39 (Pre-Refunded to 7/1/09 @ 101) (c)	1,000,000	1,194,510
(Loyola College Issue Proj.) 5% 10/1/39	2,000,000	2,012,460
(North Arundel Hosp. Proj.) 6.5% 7/1/31	1,320,000	1,429,032
(Univ. of Maryland Med. Sys. Proj.):
5.25% 7/1/34	1,000,000	994,370
6.75% 7/1/30	500,000	556,915
Adventist Health Mid Atlantic Series A, 5.75% 1/1/15	1,000,000	1,051,820
Maryland Indl. Dev. Fing. Auth. Econ. Dev. Rev. (Holy Cross Health Sys. Corp. Proj.) 5.5% 12/1/15	1,150,000	1,181,453
Maryland Indl. Dev. Fing. Auth. Rev.:
(American Ctr. for Physics Proj.):
5.25% 12/15/13	1,100,000	1,230,614
5.25% 12/15/15	320,000	351,430
(Holy Cross Health Sys. Corp. Proj.) 5.7% 12/1/10	1,000,000	1,147,650
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - continued
Maryland Trans. Auth. Rev. (Trans. Facilities Projs.):
0% 7/1/04 (FGIC Insured)	$ 2,500,000	$ 2,459,800
5.8% 7/1/06	500,000	563,685
6.8% 7/1/16 (Escrowed to Maturity) (c)	1,015,000	1,243,791
Montgomery County Econ. Dev. Rev. (Trinity Health Care Group Proj.) 5.125% 12/1/22	2,300,000	2,355,177
Montgomery County Gen. Oblig.:
(Consolidated Pub. Impt. Proj.) Series A:
5.375% 5/1/05	1,000,000	1,087,890
5.375% 5/1/12 (Pre-Refunded to 5/1/07 @ 102) (c)	1,000,000	1,151,890
5.6% 7/1/04	1,000,000	1,059,160
5.625% 10/1/06 (Pre-Refunded to 10/1/04 @ 102) (c)	1,000,000	1,089,990
Series A, 6.3% 4/1/04	500,000	528,300
Montgomery County Hsg. Opportunity Commission Single Family Mtg. Rev. Series A, 6.6% 7/1/14	195,000	202,937
Morgan State Univ. Academic & Auxiliary Facilities Fees Rev. Series A, 5% 7/1/20 (FGIC Insured)	500,000	526,995
Northeast Maryland Waste Disp. Auth. Resource Recovery Rev.:
(Baltimore Resco Retrofit Proj.) 4.75% 1/1/12 (b)	1,000,000	930,290
(Southwest Resource Recovery Facilities Proj.) 7.2% 1/1/05 (MBIA Insured)	1,235,000	1,319,659
Northeast Maryland Waste Disp. Auth. Solid Waste Rev. (Montgomery County Resource Recovery Proj.) Series A:
5.9% 7/1/05 (b)	760,000	824,372
6% 7/1/07 (b)	500,000	560,165
Prince Georges County Ctfs. of Prtn.:
(Equip. Acquisition Prog.) 4.5% 6/15/05 (MBIA Insured)	1,065,000	1,141,222
Series A, 0% 6/30/11 (MBIA Insured)	2,400,000	1,689,432
Prince Georges County Gen. Oblig.:
5% 5/15/06 (FSA Insured)	4,220,000	4,660,821
5.5% 5/15/11 (FSA Insured)	2,000,000	2,309,500
5.5% 3/15/16 (MBIA Insured)	465,000	504,204
5.5% 3/15/16 (MBIA Insured) (Pre-Refunded to 3/15/06 @ 101) (c)	535,000	601,522
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Maryland - continued
Univ. of Maryland Sys. Auxiliary Facility & Tuition Rev. Series A, 5.6% 4/1/16	$ 500,000	$ 546,270
Washington D.C. Metro. Area Trans. Auth. Gross Rev. 6% 7/1/10 (FGIC Insured)	1,570,000	1,859,649
		90,738,047
Puerto Rico - 9.5%
Puerto Rico Commonwealth Gen. Oblig.:
Series B, 5.5% 7/1/13 (FGIC Insured) (a)	1,000,000	1,154,760
5.5% 7/1/11 (FGIC Insured)	1,000,000	1,154,510
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev. Series Y, 5.5% 7/1/36 (FSA Insured)	1,000,000	1,095,960
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (c)	3,350,000	3,618,402
Series A, 5.5% 10/1/32 (Escrowed to Maturity) (c)	500,000	542,425
Puerto Rico Elec. Pwr. Auth. Pwr. Rev. Series HH, 5.25% 7/1/29 (FSA Insured)	2,000,000	2,090,640
		9,656,697
TOTAL INVESTMENT PORTFOLIO - 99.0% (Cost $94,312,283)	100,394,744
NET OTHER ASSETS - 1.0%	1,037,432
NET ASSETS - 100%	$ 101,432,176
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(c) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
General Obligations	35.3%
Escrowed/Pre-Refunded	17.0
Health Care	14.2
Education	7.1
Water & Sewer	6.2
Others* (individually less than 5%)	20.2
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $9,784,284 and $2,970,000, respectively.
Income Tax Information
At August 31, 2002, the fund had a capital loss carryforward of approximately $1,060,000 of which $791,000, $18,000 and $251,000 will expire on August 31, 2004, 2008 and 2009, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

		February 28, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $94,312,283) - See accompanying schedule		$ 100,394,744
Cash		1,148,210
Receivable for fund shares sold		14,000
Interest receivable		1,128,794
Other receivables		1,433
Total assets		102,687,181

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,102,890
Payable for fund shares redeemed	28,100
Distributions payable	78,167
Accrued management fee	45,835
Other payables and accrued expenses	13
Total liabilities		1,255,005

Net Assets		$ 101,432,176
Net Assets consist of:
Paid in capital		$ 96,404,876
Undistributed net investment income		1,340
Accumulated undistributed net realized gain (loss) on investments		(1,056,501)
Net unrealized appreciation (depreciation) on investments		6,082,461
Net Assets, for 9,212,139 shares outstanding		$ 101,432,176
Net Asset Value, offering price and redemption price per share ($101,432,176 ÷ 9,212,139 shares)		$ 11.01

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

		Six months ended February 28, 2003 (Unaudited)

Investment Income
Interest		$ 2,211,127
Expenses
Management fee	$ 272,584
Non-interested trustees' compensation	181
Total expenses before reductions	272,765
Expense reductions	(16,302)	256,463
Net investment income (loss)		1,954,664
Change in net unrealized appreciation (depreciation) on investment securities		919,213
Net increase (decrease) in net assets resulting from operations		$ 2,873,877

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2003 (Unaudited)	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,954,664	$ 3,530,864
Net realized gain (loss)	-	144,025
Change in net unrealized appreciation (depreciation)	919,213	1,090,236
Net increase (decrease) in net assets resulting from operations	2,873,877	4,765,125
Distributions to shareholders from net investment income	(1,958,215)	(3,528,505)
Share transactions Net proceeds from sales of shares	12,944,541	35,654,980
Reinvestment of distributions	1,469,342	2,679,309
Cost of shares redeemed	(10,738,318)	(18,988,109)
Net increase (decrease) in net assets resulting from share transactions	3,675,565	19,346,180
Redemption fees	1,759	678
Total increase (decrease) in net assets	4,592,986	20,583,478

Net Assets
Beginning of period	96,839,190	76,255,712
End of period (including undistributed net investment income of $1,340 and undistributed net investment income of $11,055, respectively)	$ 101,432,176	$ 96,839,190
Other Information Shares
Sold	1,181,672	3,330,180
Issued in reinvestment of distributions	134,374	250,643
Redeemed	(986,513)	(1,778,164)
Net increase (decrease)	329,533	1,802,659

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended February 28, 2003	Years ended August 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 10.90	$ 10.77	$ 10.25	$ 10.09	$ 10.55	$ 10.17
Income from Investment Operations
Net investment income (loss)	.215 D	.444D	.470D	.474D	.451	.461
Net realized and unrealized gain (loss)	.111	.130	.523	.161	(.461)	.380
Total from investment operations	.326	.574	.993	.635	(.010)	.841
Distributions from net investment income	(.216)	(.444)	(.473)	(.476)	(.451)	(.461)
Redemption fees added to paid in capital	-D	-D	-D	.001D	.001	-
Net asset value, end of period	$ 11.01	$ 10.90	$ 10.77	$ 10.25	$ 10.09	$ 10.55
Total ReturnB,C	3.02%	5.49%	9.92%	6.53%	(.15)%	8.43%
Ratios to Average Net AssetsE
Expenses before expense reductions	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55%A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.52%A	.47%	.40%	.45%	.49%	.53%
Net investment income (loss)	3.98%A	4.15%	4.48%	4.76%	4.34%	4.44%
Supplemental Data
Net assets, end of period (000 omitted)	$ 101,432	$ 96,839	$ 76,256	$ 54,595	$ 48,626	$ 43,833
Portfolio turnover rate	6%A	5%	11%	27%	12%	23%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan Maryland Municipal Income Fund (the fund) is a fund of Fidelity Union Street Trust (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The fund may be affected by economic and political developments in the state of Maryland. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to futures transactions, prior period premium and discount on debt securities, capital loss carryforwards and losses deferred due to excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) as of period end was as follows:

Unrealized appreciation	$ 6,142,176	|
Unrealized depreciation	(51,995)
Net unrealized appreciation (depreciation)	$ 6,090,181
Cost for federal income tax purposes	$ 94,304,563

Short-Term Trading (Redemption) Fees. Shares held in the fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. The fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in the fund's Schedule of Investments. The fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, the fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of the fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .55% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

5. Expense Reductions.

Through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $16,302.

Semiannual Report

Semiannual Report

Investment Adviser

Fidelity Management & Research Company

Boston, MA

Investment Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

Citibank, N.A.

New York, NY

Fidelity's Municipal Bond Funds

Spartan®Arizona Municipal Income

Spartan California Municipal Income

Spartan Connecticut Municipal Income

Spartan Florida Municipal Income

Spartan Intermediate Municipal Income

Spartan Maryland Municipal Income

Spartan Massachusetts Municipal Income

Spartan Michigan Municipal Income

Spartan Minnesota Municipal Income

Spartan Municipal Income

Spartan New Jersey Municipal Income

Spartan New York Municipal Income

Spartan Ohio Municipal Income

Spartan Pennsylvania Municipal Income

Spartan Short-Intermediate
Municipal Income

Spartan Tax-Free Bond

The Fidelity Telephone Connection

Mutual Fund 24-Hour Service

Exchanges/Redemptions
and Account Assistance 1-800-544-6666

Product Information 1-800-544-6666

Retirement Accounts 1-800-544-4774 (8 a.m. - 9 p.m.)

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www.fidelity.com

SMD-SANN-0403 342159
1.701070.105

Spartan®

Arizona Municipal

Income Fund

and

Fidelity®
Arizona Municipal
Money Market Fund

Semiannual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Spartan Arizona Municipal Income Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months.
Investments	<Click Here>	A complete list of the fund's investments with their market values.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Fidelity Arizona Municipal Money Market Fund
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the funds. This report is not authorized for distribution to prospective investors in the funds unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the funds nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

The longer your investment time frame, the less likely it is that you will be affected by short-term market volatility. A 10-year investment horizon appropriate for saving for a college education, for example, enables you to weather market cycles in a long-term fund, which may have a higher risk potential, but also has a higher potential rate of return.

An intermediate-length fund could make sense if your investment horizon is two to four years, while a short-term bond fund could be the right choice if you need your money in one or two years.

If your time horizon is less than a year, you might want to consider moving some of your bond investment into a money market fund. These funds seek income and a stable share price by investing in high-quality, short-term investments. Of course, it's important to remember that an investment in a money market fund is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although money market funds seek to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in these types of funds.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Spartan Arizona Municipal Income Fund

Performance: The Bottom Line

There are several ways to evaluate a fund's historical performance. You can look at cumulative total returns, average annual returns, or the growth of a hypothetical investment. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income and capital gains (the profits earned upon the sale of securities that have grown in value). You can also look at the fund's income, as reflected in the fund's yield, to measure performance. If Fidelity had not reimbursed certain fund expenses, the life of fund total returns would have been lower. The $10,000 table and the fund's returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares.

Cumulative Total Returns

Periods ended February 28, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Spartan® Arizona Municipal Income	3.39%	7.92%	32.66%	75.27%
LB Arizona 4 Plus Year Enhanced Municipal Bond	3.42%	8.01%	34.47%	n/a*
Arizona Municipal Debt Funds Average	2.29%	5.93%	24.72%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's returns to the performance of the Lehman Brothers® Arizona 4 Plus Year Enhanced Municipal Bond Index - a market value-weighted index of Arizona investment-grade municipal bonds with maturities of four years or more. You can also compare the fund's performance to the performance of mutual funds tracked by Lipper Inc. and grouped by similar objectives. The past six month Arizona municipal debt funds average represents a peer group of less then 50 mutual funds. These benchmarks will include reinvested dividends and capital gains, if any, and exclude the effect of sales charges.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Spartan Arizona Municipal Income	7.92%	5.82%	6.92%
LB Arizona 4 Plus Year Enhanced Municipal Bond	8.01%	6.10%	n/a*
Arizona Municipal Debt Funds Average	5.93%	4.51%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year. (Note: Lipper calculates average annual total returns by annualizing each fund's total return, then taking an arithmetic average. This may produce a different figure than that obtained by averaging the cumulative total returns and annualizing the result.)

* Not available

Semiannual Report

Spartan Arizona Municipal Income Fund
Performance - continued

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Spartan® Arizona Municipal Income Fund on October 31, 1994, shortly after the fund started. The chart shows how the value of your investment would have grown, and also shows how the Lehman Brothers Municipal Bond Index did over the same period.

3

Understanding Performance

How a fund did yesterday is no guarantee of how it will do tomorrow. Bond prices, for example, generally move in the opposite direction of interest rates. In turn, the share price, return and yield of a fund that invests in bonds will vary. When you sell your shares, they could be worth more or less than what you paid for them.

Semiannual Report

Total Return Components

	Six months ended February 28,	Years ended August 31,
	2003	2002	2001	2000	1999	1998
Dividend returns	1.91%	4.11%	4.65%	4.85%	4.13%	4.55%
Capital returns	1.48%	2.27%	5.05%	1.84%	-3.75%	2.61%
Total returns	3.39%	6.38%	9.70%	6.69%	0.38%	7.16%

Total return components include both dividend returns and capital returns. A dividend return reflects the actual dividends paid by the fund. A capital return reflects both the amount paid by the fund to shareholders as capital gain distributions and changes in the fund's share price. Both returns assume the dividends or capital gains, if any, paid by the fund are reinvested.

Dividends and Yield

Periods ended February 28, 2003	Past 1 month	Past 6 months	Past 1 Year
Dividends per share	3.32¢	21.49¢	44.03¢
Annualized dividend rate	3.77%	3.78%	3.88%
30-day annualized yield	2.94%	-	-
30-day annualized tax-equivalent yield	4.76%	-	-

Dividends per share show the income paid by the fund for a set period. If you annualize this number, based on an average share price of $11.49 over the past one month, $11.46 over the past six months and $11.35 over the past one year, you can compare the fund's income over these three periods. The 30-day annualized yield is a standard formula for all bond funds based on the yields of the bonds in the fund, averaged over the past 30 days. This figure shows you the yield characteristics of the fund's investments at the end of the period. It also helps you compare funds from different companies on an equal basis. The tax-equivalent yield shows what you would have to earn on a taxable investment to equal the fund's tax-free yield, if you're in the 38.28% combined effective federal and state income tax bracket. The tax-equivalent yield does not reflect the payment of the federal alternative minimum tax, if applicable.

Semiannual Report

Spartan Arizona Municipal Income Fund

Fund Talk: The Manager's Overview

Market Recap

While municipal bonds didn't quite match the strong absolute returns of high-quality corporate and Treasury bonds during the course of the six-month period ending February 28, 2003, a closer look reveals that they were still an outstanding investment vehicle. In that time, the Lehman Brothers® Municipal Bond Index, which measures the performance of approximately 40,000 investment-grade, fixed-rate, tax-exempt bonds, gained 3.36%. Comparatively, the Lehman Brothers Aggregate Bond Index - a gauge of the investment-grade taxable bond market - returned 4.74%. But what these numbers don't reveal is that, at times, high-quality, long-term muni bond yields were higher than the yields on 30-year Treasury bonds, plus munis had the added benefit of their tax-free interest. Therefore, the higher yields and tax advantages made munis a relative bargain. But that doesn't mean the muni bond market didn't face its share of difficulties during the period. New economic proposals dampened muni bond performance on occasion. Additionally, a tremendous amount of new issuance by state, city and local governments - many of which are facing significant budget shortfalls - could lead to heightened credit risk, although defaults among investment-grade muni issuers are rare. Combined long-term new muni issuance in January and February of this year exceeded $52 billion, the highest total on record for the first two months of the year.

(Portfolio Manager photograph)
An interview with Christine Thompson, Portfolio Manager of Spartan Arizona Municipal Income Fund

Q. How did the fund perform, Christine?

A. For the six-month period ending February 28, 2003, the fund returned 3.39%. To get a sense of how the fund did relative to its competitors, the Arizona municipal debt funds average returned 2.29%, according to Lipper Inc. Additionally, the Lehman Brothers Arizona 4 Plus Year Enhanced Municipal Bond Index, which tracks the types of securities in which the fund invests, returned 3.42%. For the 12-month period ending February 28, 2003, the fund gained 7.92%, while the Lipper average returned 5.93% and the Lehman index gained 8.01%.

Q. What helped the fund outpace its Lipper peer average?

A. I kept the fund in a fairly defensive mode in terms of credit quality and sector selection, which helped insulate it from the economic downturn. The fund's overall credit quality remained quite high throughout the past six months, ending the period with nearly all of its assets in investment-grade bonds rated BBB or higher. This approach helped because lower-quality bonds came under heavy pressure as investors avoided them in response to weak economic conditions.

Semiannual Report

Spartan Arizona Municipal Income Fund
Fund Talk: The Manager's Overview - continued

Q. Were there particular types of bonds that helped you attain that high-quality profile for the fund?

A. Yes, there were. The fund held many insured bonds, which are backed by highly rated municipal insurers. I also favored prerefunded and escrowed bonds. These bonds are a by-product of a strategy in which municipal issuers refinance older, outstanding debt issued when interest rates were at much higher levels. The old bonds are retired and become backed by U.S. Treasury securities, which gives them the same - and highest - credit quality of the Treasuries that back them.

Q. How did sector selection aid performance?

A. Throughout the past six months, I maintained an overweighted position - relative to the index - in bonds whose revenues were less affected by the economic slowdown, unlike those backed by income taxes. For instance, I kept a fairly large weighting in bonds issued by providers of essential services, such as electric, water and sewer. The fund's overweighting in less-economically sensitive sectors - such as higher education - also helped performance. Another plus was avoiding sectors that came under the most pressure - including bonds backed by state government appropriations and income taxes, and those related to air travel or issued by private entities.

Q. Were there any disappointments?

A. The fund's underweighting in par bonds relative to the Arizona municipal market overall was the main disappointment over the past six months, although it detracted only modestly from performance. Par bonds periodically were in extremely strong demand by individual investors, who liked the simplicity of these securities. That strong demand, in turn, caused par bonds to outpace premium and discount bonds, which sell above and below face value, respectively. Par bonds can suffer negative tax treatment in certain interest rate environments. Rather than chase their performance, I chose to emphasize premium and discount bonds, which typically aren't as negatively impacted by unfavorable tax consequences.

Q. What's your outlook for the municipal bond market over the next six months or so?

A. Municipal bond performance will be driven by developments on the global political front, the health of the economy, the strength of the stock market and, most importantly, expectations about inflation and interest rates. In my view, these uncertainties and others underscore the futility of timing the market. But I think it's important for shareholders to realize that, with interest rates currently at such low levels, it will be difficult for munis to post the kinds of returns they've enjoyed over the past two years or so. However, I'd add that municipals were quite cheap compared to U.S. Treasury bonds at the end of the period, which may mean they're poised for outperformance of taxable bond alternatives if the interest rate environment remains favorable, or that they may hold their value better if the economy improves and the threat of higher interest rates returns.

Semiannual Report

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and Arizona personal income tax

Fund number: 434

Trading symbol: FSAZX

Start date: October 11, 1994

Size: as of February 28, 2003, more than $74 million

Manager: Christine Thompson, since 1998; manager, various Fidelity and Spartan municipal income funds; joined Fidelity in 1985

3

Christine Thompson on Arizona's fiscal situation:

"Arizona, like many other states across the country, currently faces some significant budget challenges - albeit smaller compared to states such as New York and California. Revenues have dropped - a function of declining income and capital gains tax collections - and the state's expenses have risen, primarily in the areas of health care. To help remedy the budget gap, the state already made some spending cuts in late 2002, with more expected in 2003. Last year's cuts included eliminating government jobs, implementing a hiring freeze and enacting an across-the-board cut in spending. Despite those measures, the budget gap remains, which may mean more belt-tightening is on the way. The fiscal condition of municipal bond issuers in Arizona is something we spend a lot of time researching, and is one of the key factors we consider when selecting investments for the fund. Drawing on the resources of Fidelity's municipal credit research team, I'll continue to make well-researched determinations about a given issuer's fiscal condition and how it relates to the price, yield and total return potential for the bonds they issue."

Semiannual Report

Spartan Arizona Municipal Income Fund

Investment Changes

Top Five Sectors as of February 28, 2003
	% of fund's net assets	% of fund's net assets 6 months ago
Special Tax	26.8	20.2
General Obligations	23.8	27.2
Electric Utilities	14.3	13.5
Water & Sewer	8.8	9.1
Escrowed/Pre-Refunded	8.4	8.9
Average Years to Maturity as of February 28, 2003
		6 months ago
Years	12.4	12.7
Average years to maturity is based on the average time remaining until principal payments are expected from each of the fund's bonds, weighted by dollar amount.
Duration as of February 28, 2003
6 months ago
Years	6.9	6.8

Duration shows how much a bond fund's price fluctuates with changes in comparable interest rates. If rates rise 1%, for example, a fund with a five-year duration is likely to lose about 5% of its value. Other factors also can influence a bond fund's performance and share price. Accordingly, a bond fund's actual performance may differ from this example.

Quality Diversification (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
AAA 55.0%	AAA 54.3%
AA, A 38.0%	AA, A 33.5%
BBB 4.9%	BBB 7.9%
Not Rated 0.4%	Not Rated 0.4%
Short-term Investments and Net Other Assets 1.7%	Short-term Investments and Net Other Assets 3.9%

We have used ratings from Moody's® Investors Services, Inc. Where Moody's ratings are not available, we have used S&P ® ratings.

Semiannual Report

Spartan Arizona Municipal Income Fund

Investments February 28, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Bonds - 98.3%
	Principal Amount	Value (Note 1)
Arizona - 88.8%
Arizona Health Facilities Auth. Hosp. Sys. Rev. (Saint Lukes Health Sys. Proj.) 7.25% 11/1/14 (Pre-Refunded to 11/1/03 @ 102) (d)	$ 300,000	$ 317,349
Arizona Pwr. Auth. Pwr. Resource Rev. (Hoover Uprating Proj.) 5% 10/1/09	1,160,000	1,302,599
Arizona School Facilities Board Rev.:
5.25% 7/1/04	415,000	437,597
5.25% 7/1/18	1,000,000	1,100,890
Arizona State Univ. Revs.:
5.75% 7/1/27 (FGIC Insured)	1,500,000	1,667,280
6% 7/1/06	1,000,000	1,134,820
Arizona Student Ln. Aquisition Auth. Student Ln. Rev. Sub Series B1, 6.15% 5/1/29 (c)	500,000	526,840
Arizona Trans. Board Excise Tax Rev. (Maricopa County Reg'l. Area Road Fund Prog.):
Series A, 6.5% 7/1/04 (AMBAC Insured)	100,000	107,095
Series B, 6% 7/1/05 (AMBAC Insured)	150,000	166,109
Arizona Trans. Board Hwy. Rev.:
Series B, 5.25% 7/1/19	1,000,000	1,083,820
5.25% 7/1/13	1,500,000	1,678,110
Arizona Wtr. Infrastructure Fin. Auth. Rev. (Wtr. Quality Proj.) Series A, 5.375% 10/1/11	2,000,000	2,303,497
Central Arizona Wtr. Conservation District Contract Rev. (Central Arizona Proj.) Series A:
5.5% 11/1/09	1,000,000	1,151,130
5.5% 11/1/10	375,000	432,394
Chandler Gen. Oblig.:
6.25% 7/1/10	500,000	591,360
6.5% 7/1/10 (MBIA Insured)	200,000	243,100
6.5% 7/1/11 (MBIA Insured)	225,000	275,261
Chandler Wtr. & Swr. Rev. 5.5% 7/1/15 (MBIA Insured)	1,000,000	1,098,850
Glendale Indl. Dev. Auth. Edl. Facilities Rev. (American Graduate School Int'l. Proj.) 6.55% 7/1/06 (AMBAC Insured) (Pre-Refunded to 7/1/05 @ 101) (d)	150,000	169,632
Maricopa County Hosp. Rev. (Sun Health Corp. Proj.) 6.125% 4/1/18	300,000	308,805
Maricopa County Indl. Dev. Auth. Health Facilities Rev. (Catholic Health Care West Proj.) Series 1998 A:
5% 7/1/03	500,000	503,650
5% 7/1/16	730,000	678,696
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Maricopa County Indl. Dev. Auth. Hosp. Facilities Rev. (Mayo Clinic Hosp. Proj.) 5.25% 11/15/37	$ 1,000,000	$ 1,013,580
Maricopa County School District #1 Phoenix Elementary Second Series, 0% 7/1/05 (MBIA Insured)	500,000	480,505
Maricopa County School District #14 Creighton 6.5% 7/1/04 (FGIC Insured)	200,000	214,190
Maricopa County School District #28 Kyrene Elementary Series C:
0% 7/1/07 (FGIC Insured)	955,000	860,235
0% 1/1/10 (FGIC Insured)	1,525,000	1,200,038
Maricopa County School District #3 Temple Elementary 0% 7/1/08 (AMBAC Insured)	500,000	431,275
Maricopa County Unified School District #41 Gilbert 0% 1/1/06 (FGIC Insured)	1,000,000	945,910
Maricopa County Unified School District #69 Paradise Valley 5.25% 7/1/14 (FGIC Insured)	1,000,000	1,134,070
Maricopa County Unified School District #80 Chandler:
(2002 Proj.) Series A, 5% 7/1/17 (FSA Insured)	500,000	536,475
6.6% 7/1/06 (FGIC Insured)	400,000	462,056
Mesa Indl. Dev. Auth. Rev. (Discovery Health Sys. Proj.) Series A, 5.375% 1/1/14 (MBIA Insured)	500,000	549,515
Mesa Street & Hwy. Rev. 6.5% 7/1/11 (FSA Insured)	1,500,000	1,835,070
Mesa Util. Sys. Rev. 5.75% 7/1/14 (FGIC Insured)	1,000,000	1,174,750
Mohave County Indl. Dev. Auth. Indl. Dev. Rev. (North Star Steel Co. Proj.) Series B, 5.5% 12/1/20 (c)	250,000	251,840
Navajo County Poll. Cont. Corp. Rev. (Pub. Svc. Co. Proj.) Series A, 5.875% 8/15/28	200,000	202,596
Phoenix Arpt. Rev. Series D, 6.4% 7/1/12 (MBIA Insured) (c)	810,000	870,799
Phoenix Civic Impt. Board Arpt. Rev. Series B, 5.25% 7/1/27 (FGIC Insured) (c)	1,000,000	1,019,370
Phoenix Civic Impt. Corp. Arpt. Excise Tax Rev. 5.25% 7/1/09 (c)	400,000	442,280
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A:
5.375% 7/1/29	560,000	585,984
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Civic Impt. Corp. Excise Tax Rev. (Muni. Courthouse Proj.) Series A: - continued
5.5% 7/1/11	$ 200,000	$ 226,166
5.75% 7/1/15	675,000	769,547
Phoenix Civic Impt. Corp. Muni. Facilities Excise Tax Rev.:
5.75% 7/1/10 (FGIC Insured)	340,000	396,719
5.75% 7/1/12 (FGIC Insured)	1,250,000	1,440,100
5.75% 7/1/14 (FGIC Insured)	1,000,000	1,149,280
Phoenix Civic Impt. Corp. Wastewtr. Sys. Rev. 6% 7/1/19 (FGIC Insured) (Pre-Refunded to 7/1/10 @ 101) (d)	1,500,000	1,798,170
Phoenix Civic Impt. Corp. Wtr. Sys. Rev.:
Series 2001, 5.5% 7/1/24 (FGIC Insured)	1,000,000	1,126,000
6.375% 7/1/05	1,000,000	1,114,480
Phoenix Gen. Oblig.:
Series 1995 A, 6% 7/1/11	1,485,000	1,767,996
Series A:
6.25% 7/1/17	1,000,000	1,243,430
7.5% 7/1/08	510,000	633,945
Series B, 5.375% 7/1/20	1,000,000	1,084,540
Phoenix Street & Hwy. User Rev. 6.25% 7/1/11 (MBIA Insured)	35,000	35,857
Pima County Indl. Dev. Auth. Rev. (HealthPartners Proj.) Series A, 5.625% 4/1/14 (MBIA Insured)	200,000	220,182
Pima County Unified School District #1 Tucson 7.5% 7/1/10 (FGIC Insured)	250,000	319,163
Pima County Unified School District #10 Amphitheater Series E, 6.5% 7/1/05	500,000	556,030
Pima County Unified School District #12 Sunnyside 5% 7/1/11 (FSA Insured)	855,000	953,641
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Series A:
5.25% 1/1/06	1,000,000	1,098,850
5.25% 1/1/19	1,000,000	1,089,320
Series B, 5% 1/1/20	1,500,000	1,577,745
Series D, 5% 1/1/08	1,350,000	1,502,645
5.25% 1/1/18	1,000,000	1,093,210
Scottsdale Gen. Oblig.:
5% 7/1/16	1,000,000	1,107,750
5.5% 7/1/09	100,000	115,291
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Scottsdale Indl. Dev. Auth. Hosp. Rev. (Scottsdale Health Care Proj.) 5.8% 12/1/31	$ 250,000	$ 255,515
Scottsdale Muni. Property Corp. Excise Tax Rev. 5.5% 7/1/07	1,500,000	1,708,425
Scottsdale Wtr. & Swr. Rev. (1989 Proj.) Series E, 7% 7/1/07	150,000	180,093
Tempe Gen. Oblig. Series 2001 A, 6% 7/1/10	600,000	711,126
Tempe Union High School District #213 7% 7/1/08 (FGIC Insured)	310,000	378,194
Tucson Gen. Oblig. Series A, 6% 7/1/13	800,000	960,968
Tucson Street & Hwy. User Rev.:
Series 1994 B, 7.5% 7/1/11 (MBIA Insured)	1,015,000	1,310,548
Series 1994 C, 7% 7/1/11 (FGIC Insured)	500,000	627,625
Series A, 7% 7/1/11 (MBIA Insured)	300,000	376,575
4.5% 7/1/08 (AMBAC Insured) (a)	1,000,000	1,096,760
6% 7/1/10 (MBIA Insured)	400,000	473,220
Tucson Wtr. Rev.:
Series 1994 C, 6.75% 7/1/07 (FGIC Insured)	200,000	238,160
5.5% 7/1/14	425,000	489,154
Univ. of Arizona Ctfs. of Prtn. (Univ. of Arizona Parking & Student Hsg. Proj.) 5.75% 6/1/24 (AMBAC Insured)	500,000	548,100
Univ. of Arizona Univ. Revs.:
5.25% 6/1/11 (FSA Insured)	1,000,000	1,132,190
5.25% 6/1/13 (FSA Insured)	500,000	540,155
Yavapai County Indl. Dev. Auth. Solid Waste Disp. Rev. (Waste Mgmt., Inc. Proj.) 4.625%, tender 6/1/05 (b)(c)	500,000	503,720
Yuma County Hosp. District #1 6.35% 11/15/07 (Escrowed to Maturity) (d)	265,000	299,537
Yuma Muni. Property Corp. Rev. 5% 7/1/13 (AMBAC Insured)	750,000	813,570
		66,553,114
Puerto Rico - 9.5%
Puerto Rico Commonwealth Gen. Oblig. Series B, 5.5% 7/1/13 (FGIC Insured) (a)	500,000	577,380
Puerto Rico Commonwealth Hwy. & Trans. Auth. Hwy. Rev.:
Series 1996 Y, 5% 7/1/36 (MBIA Insured)	500,000	517,080
Series W, 5.5% 7/1/17	100,000	102,271
Series Y, 5.5% 7/1/36 (FSA Insured)	500,000	547,980
Municipal Bonds - continued
	Principal Amount	Value (Note 1)
Puerto Rico - continued
Puerto Rico Commonwealth Hwy. & Trans. Auth. Rev.:
Series 2000 C, 6% 7/1/29	$ 500,000	$ 556,910
Series D, 5.25% 7/1/38	1,000,000	1,016,380
Puerto Rico Commonwealth Infrastructure Fing. Auth.:
Series 2000 A, 5.5% 10/1/40 (Escrowed to Maturity) (d)	1,655,000	1,787,599
Series A, 5.5% 10/1/32 (Escrowed to Maturity) (d)	1,825,000	1,979,851
		7,085,451
TOTAL INVESTMENT PORTFOLIO - 98.3% (Cost $69,236,616)	73,638,565
NET OTHER ASSETS - 1.7%	1,266,061
NET ASSETS - 100%	$ 74,904,626
Legend
(a) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(d) Security collateralized by an amount sufficient to pay interest and principal.
Other Information
The distribution of municipal securities by revenue source, as a percentage of total net assets, is as follows:
Special Tax	26.8%
General Obligations	23.8
Electric Utilities	14.3
Water & Sewer	8.8
Escrowed/Pre-Refunded	8.4
Education	7.3
Others* (individually less than 5%)	10.6
100.0%
*Includes net other assets
Purchases and sales of securities, other than short-term securities, aggregated $11,192,661 and $1,927,176, respectively.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Spartan Arizona Municipal Income Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2003 (Unaudited)

Assets
Investment in securities, at value (cost $69,236,616) - See accompanying schedule		$ 73,638,565
Cash		2,440,433
Receivable for fund shares sold		17,020
Interest receivable		726,144
Other receivables		1,416
Total assets		76,823,578

Liabilities
Payable for investments purchased on a delayed delivery basis	$ 1,615,695
Payable for fund shares redeemed	213,346
Distributions payable	56,697
Accrued management fee	33,214
Total liabilities		1,918,952

Net Assets		$ 74,904,626
Net Assets consist of:
Paid in capital		$ 70,502,028
Undistributed net investment income		12,524
Accumulated undistributed net realized gain (loss) on investments		(11,875)
Net unrealized appreciation (depreciation) on investments		4,401,949
Net Assets, for 6,468,350 shares outstanding		$ 74,904,626
Net Asset Value, offering price and redemption price per share ($74,904,626 ÷ 6,468,350 shares)		$ 11.58

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Spartan Arizona Municipal Income Fund
Financial Statements - continued

Statement of Operations

		Six months ended February 28, 2003 (Unaudited)

Investment Income
Interest		$ 1,526,845
Expenses
Management fee	$ 196,851
Non-interested trustees' compensation	129
Total expenses before reductions	196,980
Expense reductions	(13,469)	183,511
Net investment income (loss)		1,343,334
Realized and Unrealized Gain (Loss) Net realized gain (loss) on investment securities		17,251
Change in net unrealized appreciation (depreciation) on investment securities		909,677
Net gain (loss)		926,928
Net increase (decrease) in net assets resulting from operations		$ 2,270,262

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2003 (Unaudited)	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$ 1,343,334	$ 2,245,711
Net realized gain (loss)	17,251	597,529
Change in net unrealized appreciation (depreciation)	909,677	878,200
Net increase (decrease) in net assets resulting from operations	2,270,262	3,721,440
Distributions to shareholders from net investment income	(1,341,348)	(2,234,422)
Distributions to shareholders from net realized gain	(564,965)	(69,551)
Total distributions	(1,906,313)	(2,303,973)
Share transactions Net proceeds from sales of shares	18,024,685	23,360,452
Reinvestment of distributions	1,424,635	1,663,088
Cost of shares redeemed	(11,015,061)	(11,053,246)
Net increase (decrease) in net assets resulting from share transactions	8,434,259	13,970,294
Redemption fees	1,044	1,644
Total increase (decrease) in net assets	8,799,252	15,389,405

Net Assets
Beginning of period	66,105,374	50,715,969
End of period (including undistributed net investment income of $12,524 and undistributed net investment income of $28,745, respectively)	$ 74,904,626	$ 66,105,374
Other Information Shares
Sold	1,567,267	2,080,922
Issued in reinvestment of distributions	123,660	148,316
Redeemed	(968,715)	(987,763)
Net increase (decrease)	722,212	1,241,475

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended February 28, 2003	Years ended August 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 11.50	$ 11.26	$ 10.72	$ 10.53	$ 10.98	$ 10.74
Income from Investment Operations
Net investment income (loss)	.215 D	.444 D, F	.472 D	.486 D	.458	.473
Net realized and unrealized gain (loss)	.170	.254 F	.542	.189	(.412)	.279
Total from investment operations	.385	.698	1.014	.675	.046	.752
Distributions from net investment income	(.215)	(.443)	(.475)	(.485)	(.458)	(.473)
Distributions from net realized gain	(.090)	(.015)	(.001)	(.001)	(.016)	(.040)
Distributions in excess of net realized gain	-	-	-	(.003)	(.024)	-
Total distributions	(.305)	(.458)	(.476)	(.489)	(.498)	(.513)
Redemption fees added to paid in capital	- D	- D	.002 D	.004 D	.002	.001
Net asset value, end of period	$ 11.58	$ 11.50	$ 11.26	$ 10.72	$ 10.53	$ 10.98
Total Return B, C	3.39%	6.38%	9.70%	6.69%	.38%	7.16%
Ratios to Average Net Assets E
Expenses before expense reductions	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of voluntary waivers, if any	.55% A	.55%	.55%	.55%	.55%	.55%
Expenses net of all reductions	.51% A	.48%	.41%	.48%	.54%	.54%
Net investment income (loss)	3.79% A	3.96% F	4.32%	4.67%	4.21%	4.35%
Supplemental Data
Net assets, end of period (000 omitted)	$ 74,905	$ 66,105	$ 50,716	$ 34,221	$ 29,642	$ 24,606
Portfolio turnover rate	6% A	30%	24%	37%	12%	25%

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Calculated based on average shares outstanding during the period.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Effective September 1, 2001, the fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and discount on all debt securities, as required. Per share data and ratios for periods prior to adoption have not been restated to reflect this change.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the past five year and life of fund total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2003	Past 6 months	Past 1 year	Past 5 years	Life of fund
Fidelity® AZ Municipal Money Market	0.52%	1.09%	13.76%	28.10%
All Tax-Free Money Market Funds Average	0.41%	0.90%	12.73%	n/a*

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or since the fund started on October 11, 1994. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Life of fund
Fidelity AZ Municipal Money Market	1.09%	2.61%	2.99%
All Tax-Free Money Market Funds Average	0.90%	2.42%	n/a*

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

* Not available

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Performance - continued

Yields

	3/3/03	12/2/02	9/2/02	6/3/02	2/25/02

Fidelity Arizona Municipal Money Market	0.71%	0.82%	1.07%	1.18%	1.11%

All Tax-Free Money Market Funds Average	0.62%	0.75%	0.88%	1.09%	0.89%

Fidelity Arizona Municipal Money Market - Tax-equivalent	1.17%	1.33%	1.73%	1.91%	1.80%

Portion of fund's income subject to state taxes	0.08%	0.08%	0.11%	0.09%	1.94%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. You can compare these yields to the all tax-free money market funds average tracked by iMoneyNet, Inc. Or, you can look at the fund's tax-equivalent yield, which is based on a combined effective federal and state income tax rate of 38.28%. The fund's yields mentioned above reflect that a portion of the fund's income was subject to state taxes. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Fund Talk: The Manager's Overview

An interview with Michael Marchese, Portfolio Manager of Fidelity Arizona Municipal Money Market Fund

Q. Mike, what was the investment environment like during the six months that ended February 28, 2003?

A. During most of the period, the economic backdrop was mixed. Consumers kept spending steadily, but businesses were unwilling to expand. With the threat of war with Iraq and stock market volatility inhibiting a quick recovery, the Federal Reserve Board felt compelled to cut the rate banks charge each other for overnight loans - known as the fed funds target rate - by 0.50 percentage points in November 2002. By doing so, the Fed lowered the rate to 1.25%, its lowest level in 40 years. An economic recovery appeared to be stalled by the uncertain geopolitical environment. While the Fed hoped for an increase in capital investment, corporate America took a "wait-and-see" attitude before committing to increased investment and hiring.

Q. How was Arizona's fiscal health during the period?

A. The state's credit quality remained strong. However, as with most states, Arizona faced significant budgetary deficits, and fiscal imbalance is expected to continue during the next several years. Shortfalls in sales and income tax collections resulting from the economic slowdown - as well as spending pressures stemming from the need to sustain the state's health, social services, education and corrections systems - put stress on the state budget. Lawmakers have addressed previous deficits by drawing down reserves and by cutting spending. However, with reserves virtually depleted and limited financial flexibility, it will be challenging for the state government to achieve a balanced budget during the upcoming 2004 fiscal year. Current proposals to balance the budget include further spending cuts and increased issuance of debt in order to raise funds.(Portfolio Manager photograph)

Q. What was your strategy with the fund?

A. Given the economy's effect on many issuers in our market, our research team remained particularly diligent with respect to the initial credit analysis of each obligation and the surveillance of each credit. In addition, I increased the fund's average maturity as I selectively took advantage of opportunities along the money market yield curve. Within this context, I looked for investments that offered the best relative value, while taking advantage of periodic cash-flow technicals - meaning factors of supply and demand - to maximize fund performance.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund
Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2003, was 0.71%, compared to 1.01% six months ago. The more recent seven-day yield was the equivalent of a 1.15% taxable rate of return for Arizona investors in the 38.28% combined state and federal income tax bracket. The fund's yields reflect that a portion of the fund's income was subject to state taxes. Through February 28, 2003, the fund's six-month total return was 0.52%, compared to 0.41% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Mike?

A. The November cut in short-term rates implemented by the Fed - combined with probable congressional action to cut taxes and increase spending - should help encourage economic growth. Even if this growth materializes, I believe that interest rates likely will remain low for an extended period of time. The most important issue is the looming potential of war with Iraq and the effects any conflict could have on an economic recovery and consumer confidence. Given this underlying uncertainty, I expect municipal yields to remain low, and I anticipate pursuing a conservative approach. Furthermore, cash flows into our market from investors seeking the relative security and liquidity offered by money market funds could at times cause short-term muni rates to decline, while the significant glut of expected supply could cause rates to climb. I intend to take advantage of the opportunities that these technical factors should provide.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: seeks a high level of current income exempt from federal income tax and Arizona personal income tax

Fund number: 433

Trading symbol: FSAXX

Start date: October 11, 1994

Size: as of February 28, 2003, more than $134 million

Manager: Michael Marchese, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1990

3

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/03	% of fund's investments 8/31/02	% of fund's investments 2/28/02
0 - 30	79.4	91.3	75.3
31 - 90	0.0	6.2	4.0
91 - 180	16.5	0.6	17.5
181 - 397	4.1	1.9	3.2
Weighted Average Maturity
	2/28/03	8/31/02	2/28/02
Spartan Arizona Municipal Money Market Fund	37 Days	17 Days	38 Days
All Tax-Free Money Market Funds Average *	38 Days	47 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
Variable Rate Demand Notes (VRDNs) 70.5%	Variable Rate Demand Notes (VRDNs) 81.6%
Commercial Paper (including CP Mode) 1.7%	Commercial Paper (including CP Mode) 1.7%
Tender Bonds 1.0%	Tender Bonds 1.5%
Municipal Money Market Funds 7.6%	Municipal Money Market Funds 8.8%
Other Investments 19.7%	Other Investments 6.5%
Net Other Assets** (0.5)%	Net Other Assets** (0.1)%

** Net Other Assets are not included in the pie chart.

*Source: iMoneyNet, Inc.

Semiannual Report

Fidelity Arizona Municipal Money Market Fund

Investments February 28, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 100.5%
	Principal Amount	Value (Note 1)
Arizona - 92.9%
Apache County Indl. Dev. Auth. (Imperial Components, Inc. Proj.) Series 1996, 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$ 1,450,000	$ 1,450,000
Arizona Edl. Ln. Marketing Corp.:
Series 1990 A, 1.2% (MBIA Insured), VRDN (a)(d)	1,200,000	1,200,000
Series 1991 A, 1.2%, LOC State Street Bank & Trust Co., Boston, VRDN (a)(d)	2,000,000	2,000,000
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	1,082,000	1,082,000
Arizona State Univ. Revs. Participating VRDN:
Series Putters 270, 1.2% (Liquidity Facility JPMorgan Chase Bank) (a)(f)	1,200,000	1,200,000
Series ROC II R174, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	1,200,000	1,200,000
Arizona Trans. Board Excise Tax Rev. Bonds (Maricopa County Reg'l. Area Road Fund Prog.):
Series A:
5% 7/1/03	6,450,000	6,527,314
5% 7/1/03 (Escrowed to Maturity) (e)	550,000	556,406
Series B, 6% 7/1/03 (AMBAC Insured)	6,450,000	6,546,786
Arizona Trans. Board Hwy. Rev. Participating VRDN Series ROC II R1038, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	1,300,000	1,300,000
Arizona Univ. Ctfs. Prtn. Bonds (Arizona State Univ. Proj.) Series 2002, 3% 7/1/03 (MBIA Insured)	2,000,000	2,011,453
Avondale Muni. Dev. Corp. Excise Tax Rev. Bonds 3% 7/1/03 (FGIC Insured)	800,000	803,562
Casa Grande Indl. Dev. Auth. Indl. Dev. Rev. (Price Companies, Inc. Proj.) Series A, 1.15%, LOC Bank of America NA, VRDN (a)(d)	2,400,000	2,400,000
Chandler Indl. Dev. Auth. Indl. Dev. Rev. (Red Rock Stamping Co. Proj.) Series 2000, 1.3%, LOC Key Bank NA, VRDN (a)(d)	3,110,000	3,110,000
Cochise County Poll. Cont. Rev. Solid Waste Disp. Rev. Bonds (Arizona Elec. Pwr. Coop. Proj.) 0%, tender 9/2/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed) (a)(d)	1,400,000	1,400,000
Coconino County Poll. Cont. Corp. Rev. (Arizona Pub. Svc. Co. Navajo Proj.) Series 1994 A, 1.25%, LOC KBC Bank NV, VRDN (a)(d)	3,000,000	3,000,000
Flagstaff Indl. Dev. Auth. Solid Waste Disp. Rev. (Norton Envir., Inc. Proj.) Series 1997, 1.3%, LOC Key Bank NA, VRDN (a)(d)	2,300,000	2,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Glendale Indl. Dev. Auth. Indl. Dev. Rev. (Superior Bedding Co. Proj.) Series 1994, 1.25%, LOC Harris Trust & Savings Bank, Chicago, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
Maricopa County Cmnty. College District Bonds:
(1994 Proj.) Series 2001 D, 4% 7/1/03	3,000,000	3,022,628
Series A, 6% 7/1/09 (Pre-Refunded to 7/1/03 @ 101) (e)	1,630,000	1,668,775
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev.:
Bonds (American Wtr. Corp. Proj.) Series 1988, 1.4% tender 3/26/03, CP mode (d)	1,000,000	1,000,000
(Clayton Homes, Inc. Proj.) Series 1998, 1.18%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
Maricopa County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(Glenn Oaks Apts. Proj.) Series 2001, 1.2%, LOC Fannie Mae, VRDN (a)(d)	1,999,675	1,999,675
(Ranchwood Apt. Proj.) Series 2001 A, 1.15%, LOC Fannie Mae, VRDN (a)(d)	5,000,000	5,000,000
(San Martin Apts. Proj.):
Series A1, 1.15%, LOC Fannie Mae, VRDN (a)(d)	2,700,000	2,700,000
Series A2, 1.15%, LOC Fannie Mae, VRDN (a)(d)	1,200,000	1,200,000
(San Remo Apts. Proj.) 1.15%, LOC Fannie Mae, VRDN (a)(d)	3,400,000	3,400,000
Maricopa County Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series Merlots 01 A126, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	2,395,000	2,395,000
Maricopa County Unified School District #97 Deer Valley Bonds 4.25% 7/1/03 (FGIC Insured)	1,140,000	1,150,006
Mesa Util. Sys. Rev. Participating VRDN Series PT 1456, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	4,330,000	4,330,000
Phoenix Civic Impt. Board Arpt. Rev. Participating VRDN Series Merlots 02 A28, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	1,295,000	1,295,000
Phoenix Civic Impt. Corp. Excise Tax Rev. Series 1995, 1.15%, LOC Landesbank Hessen-Thuringen, VRDN (a)(d)	6,000,000	6,000,000
Phoenix Indl. Dev. Auth. Multi-family Hsg. Rev. (Bell Square Apt. Proj.) Series 1995, 1.2%, LOC Gen. Elec. Cap. Corp., VRDN (a)	1,000,000	1,000,000
Phoenix Indl. Dev. Auth. Rev.:
(Desert Botanical Garden Proj.) Series 2000, 1.1%, LOC Bank One, Arizona NA, VRDN (a)	4,000,000	4,000,000
(Independent Newspaper, Inc. Proj.) Series 2000, 1.28%, LOC Wachovia Bank NA, VRDN (a)(d)	1,000,000	1,000,000
(Laura Dozer Ctr. Proj.) 1.2%, LOC Bank One, Illinois NA, VRDN (a)	1,200,000	1,200,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Phoenix Indl. Dev. Auth. Rev.: - continued
(Marlyn Nutraceuticals Proj.) 1.3%, LOC Bank One, Arizona NA, VRDN (a)(d)	$ 1,000,000	$ 1,000,000
(Phoenix Expansion Proj.) 1.3%, LOC Bank One, Texas NA, VRDN (a)(d)	2,485,000	2,485,000
(Plastican Proj.) Series 1997, 1.3%, LOC Fleet Bank NA, VRDN (a)(d)	3,425,000	3,425,000
(Swift Aviation Svcs., Inc. Proj.) 1.3%, LOC U.S. Bank NA, Cincinnati, VRDN (a)(d)	5,900,000	5,900,000
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN:
Series Merlots 01 A23, 1.22% (Liquidity Facility Wachovia Bank NA) (a)(d)(f)	670,000	670,000
Series PT 1082, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	585,000	585,000
Pima County Indl. Dev. Auth. Indl. Rev. Participating VRDN Series LB 00 L21, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (a)(f)	3,470,000	3,470,000
Pima County Indl. Dev. Auth. Multi-family Hsg. Rev.:
(La Cholla Apt. Proj.) Series 1996, 1.25%, LOC JPMorgan Chase Bank, VRDN (a)	2,925,000	2,925,000
(River Point Proj.) Series 2001, 1.15%, LOC Fannie Mae, VRDN (a)(d)	6,000,000	6,000,000
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.28% (Liquidity Facility Bank of New York NA) (a)(d)(f)	2,995,000	2,995,000
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev.:
Bonds:
Series 1993 A, 5.4% 1/1/04	2,000,000	2,067,913
Series A, 5% 1/1/04	2,050,000	2,112,826
Participating VRDN:
Series MS 00 274, 1.16% (Liquidity Facility Morgan Stanley) (a)(f)	400,000	400,000
Series PT 1512, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (a)(f)	1,000,000	1,000,000
Series ROC II R1002, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	1,300,000	1,300,000
Series ROC II R1003, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (a)(f)	1,300,000	1,300,000
Series 1997 A, 1.1% 3/7/03, CP	1,300,000	1,300,000
Tucson Arpt. Auth. Spl. Facility Rev. (LearJet, Inc. Proj.) Series 1998 A, 1.2%, LOC Bank of America NA, VRDN (a)(d)	1,300,000	1,300,000
Municipal Securities - continued
	Principal Amount	Value (Note 1)
Arizona - continued
Tucson Indl. Dev. Auth. Rev. (Clarion Santa Rita Hotel Proj.) Series 2002, 1.25%, LOC Bank One NA, Chicago, VRDN (a)(d)	$ 1,400,000	$ 1,400,000
Yavapai County Indl. Dev. Auth. Indl. Dev. Rev. (Oxycal Lab. Proj.) Series 1999 A, 1.3%, LOC Bank One, Arizona NA, VRDN (a)(d)	1,000,000	1,000,000
		125,084,344
	Shares
Other - 7.6%
Fidelity Municipal Cash Central Fund, 1.16% (b)(c)	10,233,933	10,233,933
TOTAL INVESTMENT PORTFOLIO - 100.5%		135,318,277
NET OTHER ASSETS - (0.5)%		(646,121)
NET ASSETS - 100%		$ 134,672,156
Total Cost for Income Tax Purposes $ 135,318,277
Security Type Abbreviations
CP - COMMERCIAL PAPER
VRDN - VARIABLE RATE DEMAND NOTE
Legend
(a) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(b) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(c) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(d) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(e) Security collateralized by an amount sufficient to pay interest and principal.
(f) Provides evidence of ownership in one or more underlying municipal bonds.

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Arizona Municipal Money Market Fund

Financial Statements

Statement of Assets and Liabilities

		February 28, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 135,318,277
Receivable for investments sold		351,400
Receivable for fund shares sold		1,369,210
Interest receivable		368,577
Other receivables		21,158
Total assets		137,428,622

Liabilities
Payable to custodian bank	$ 351,351
Payable for investments purchased	1,400,097
Payable for fund shares redeemed	947,611
Distributions payable	908
Accrued management fee	56,483
Other payables and accrued expenses	16
Total liabilities		2,756,466

Net Assets		$ 134,672,156
Net Assets consist of:
Paid in capital		$ 134,684,518
Accumulated net realized gain (loss) on investments		(12,362)
Net Assets, for 134,613,014 shares outstanding		$ 134,672,156
Net Asset Value, offering price and redemption price per share ($134,672,156 ÷ 134,613,014 shares)		$ 1.00

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Fidelity Arizona Municipal Money Market Fund
Financial Statements - continued

Statement of Operations

		Six months ended February 28, 2003 (Unaudited)

Investment Income
Interest		$ 960,037
Expenses
Management fee	$ 333,773
Non-interested trustees' compensation	245
Total expenses before reductions	334,018
Expense reductions	(11,885)	322,133
Net investment income		637,904
Net Realized Gain (Loss) on investment securities		14,100
Net increase in net assets resulting from operations		$ 652,004

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended February 28, 2003 (Unaudited)	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 637,904	$ 1,434,402
Net realized gain (loss)	14,100	112,041
Net increase (decrease) in net assets resulting from operations	652,004	1,546,443
Distributions to shareholders from net investment income	(637,904)	(1,434,402)
Distributions to shareholders from net realized gain	(54,921)	-
Total distributions	(692,825)	(1,434,402)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	87,279,301	156,913,408
Reinvestment of distributions	683,868	1,418,481
Cost of shares redeemed	(85,457,864)	(128,089,561)
Net increase (decrease) in net assets and shares resulting from share transactions	2,505,305	30,242,328
Total increase (decrease) in net assets	2,464,484	30,354,369

Net Assets
Beginning of period	132,207,672	101,853,303
End of period	$ 134,672,156	$ 132,207,672

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended February 28, 2003	Years ended August 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.005	.013	.032	.034	.028	.034
Net realized and unrealized gain (loss) F	-	-	-	-	-	-
Total from investment operations	.005	.013	.032	.034	.028	.034
Distributions from net investment income	(.005)	(.013)	(.032)	(.034)	(.028)	(.034)
Distributions from net realized gain	- F	-	-	-	-	-
Total distributions	(.005)	(.013)	(.032)	(.034)	(.028)	(.034)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B, C, D	.52%	1.30%	3.23%	3.50%	2.84%	3.41%
Ratios to Average Net Assets E
Expenses before expense reductions	.50% A	.50%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.50% A	.50%	.50%	.50%	.50%	.36%
Expenses net of all reductions	.49% A	.45%	.47%	.50%	.50%	.36%
Net investment income	.96% A	1.27%	3.19%	3.46%	2.79%	3.36%
Supplemental Data
Net assets, end of period (000 omitted)	$ 134,672	$ 132,208	$ 101,853	$ 105,704	$ 90,657	$ 94,523

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

F Amount represents less than $.001 per share.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2003 (Unaudited)

1. Significant Accounting Policies.

Spartan Arizona Municipal Income Fund (the income fund) is a fund of Fidelity Union Street Trust. Fidelity Arizona Municipal Money Market Fund (the money market fund) is a fund of Fidelity Union Street Trust II. Each trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company. Fidelity Union Street Trust and Fidelity Union Street Trust II (the trusts) are organized as a Massachusetts business trust and a Delaware statutory trust, respectively. Each fund is authorized to issue an unlimited number of shares. Each fund may be affected by economic and political developments in the state of Arizona. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the income fund and the money market fund:

Security Valuation. Net asset value per share (NAV calculation) is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. Debt securities are valued on the basis of information provided by a pricing service. Pricing services use valuation matrices that incorporate both dealer-supplied valuations and electronic data processing techniques. If an event that is expected to materially affect the value of a security occurs after the close of an exchange or market on which that security trades, but prior to the NAV calculation, then that security will be fair valued taking the event into account. Securities (including restricted securities) for which market quotations are not readily available are valued at their fair value as determined in good faith under consistently applied procedures under the general supervision of the Board of Trustees. Price movements in futures contracts and ADRs, market and trading trends, the bid/ask quotes of brokers and off-exchange institutional trading may be reviewed in the course of making a good faith determination of a security's fair value. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued on the basis of amortized cost. Investments in open-end investment companies are valued at their net asset value each business day.

As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities owned by the money market fund are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of each trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

1. Significant Accounting Policies - continued

Income Tax Information and Distributions to Shareholders. Each year each fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period for the money market fund. Capital accounts within the financial statements are adjusted for permanent and temporary book and tax differences. These adjustments have no impact on net assets or the results of operations. Temporary differences will reverse in a subsequent period. These differences are primarily due to prior period premium and discount on debt securities, market discount and losses deferred due to futures transactions and excise tax regulations.

The federal tax cost of investments including unrealized appreciation (depreciation) for the income fund as of period end was as follows:

Unrealized appreciation	$ 4,431,018	|
Unrealized depreciation	(1,125)
Net unrealized appreciation (depreciation)	$ 4,429,893
Cost for federal income tax purposes	$ 69,208,672

Short-Term Trading (Redemption) Fees. Shares held in the income fund less than 30 days are subject to a short-term trading fee equal to .50% of the proceeds of the redeemed shares. The fee, which is retained by the fund, is accounted for as an addition to paid in capital.

2. Operating Policies.

Delayed Delivery Transactions and When-Issued Securities. Each fund may purchase or sell securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. During the time a delayed delivery sell is outstanding, the contract is marked to market daily and equivalent deliverable securities are held for the transaction. The value of the securities purchased on a delayed delivery or when-issued basis are identified as such in each applicable fund's Schedule of Investments. Each fund may receive compensation for interest forgone in the purchase of a delayed delivery or when-issued security. With respect to purchase commitments, each fund identifies securities as segregated in its records with a value at least equal to the

Semiannual Report

2. Operating Policies - continued

Delayed Delivery Transactions and When-Issued Securities - continued

amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract, or if the issuer does not issue the securities due to political, economic, or other factors.

3. Purchases and Sales of Investments.

Information regarding purchases and sales of securities is included under the caption "Other Information" at the end of each applicable fund's Schedule of Investments.

4. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provides the funds with investment management related services for which the funds pay a monthly management fee. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the funds is reduced by an amount equal to the fees and expenses paid by the funds to the non-interested Trustees. Each fund's management fee is equal to the following annual rate of average net assets:

Spartan Arizona Municipal Income Fund	.55%
Fidelity Arizona Municipal Money Market Fund	.50%

Central Funds. The funds may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the funds are recorded as income in the accompanying financial statements. Distributions from the Central Funds are noted in the table below:

Income Distributions
Fidelity Arizona Municipal Money Market Fund	$ 56,818

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

Semiannual Report

Notes to Financial Statements (Unaudited) - continued

5. Expense Reductions.

Through arrangements with each applicable fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce each applicable fund's expenses. During the period, these credits reduced expenses by the following amounts:

Spartan Arizona Municipal Income Fund	$ 13,469
Fidelity Arizona Municipal Money Market Fund	$ 11,885

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

7001 West Ray Road
Chandler, AZ

7373 N. Scottsdale Road
Scottsdale, AZ

California

815 East Birch Street
Brea, CA

1411 Chapin Avenue
Burlingame, CA

851 East Hamilton Avenue
Campbell, CA

527 North Brand Boulevard
Glendale, CA

19200 Von Karman Avenue
Irvine, CA

601 Larkspur Landing Circle
Larkspur, CA

10100 Santa Monica Blvd.
Los Angeles, CA

27101 Puerta Real
Mission Viejo, CA

73-575 El Paseo
Palm Desert, CA

251 University Avenue
Palo Alto, CA

1760 Challenge Way
Sacramento, CA

7676 Hazard Center Drive
San Diego, CA

8 Montgomery Street
San Francisco, CA

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Torrance, CA

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Walnut Creek, CA

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Woodland Hills, CA

Colorado

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Denver, CO

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Connecticut

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Greenwich, CT

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New Haven, CT

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Stamford, CT

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Delaware

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Boca Raton, FL

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Coral Gables, FL

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Ft. Lauderdale, FL

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Longwood, FL

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Naples, FL

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West Palm Beach, FL

8065 Beneva Road
Sarasota, FL

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Georgia

3445 Peachtree Road, N.E.
Atlanta, GA

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Atlanta, GA

Illinois

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Chicago, IL

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Schaumburg, IL

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Indiana

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Maine

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Portland, ME

Maryland

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Bethesda, MD

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Massachusetts

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Boston, MA

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Boston, MA

300 Granite Street
Braintree, MA

44 Mall Road
Burlington, MA

416 Belmont Street
Worcester, MA

Semiannual Report

Michigan

280 Old N. Woodward Ave.
Birmingham, MI

43420 Grand River Avenue
Novi, MI

29155 Northwestern Hwy.
Southfield, MI

Minnesota

7600 France Avenue South
Edina, MN

Missouri

8885 Ladue Road
Ladue, MO

New Jersey

150 Essex Street
Millburn, NJ

56 South Street
Morristown, NJ

501 Route 17, South
Paramus, NJ

New York

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Garden City, NY

37 West Jericho Turnpike
Huntington Station, NY

1271 Avenue of the Americas
New York, NY

61 Broadway
New York, NY

350 Park Avenue
New York, NY

North Carolina

4611 Sharon Road
Charlotte, NC

Ohio

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Cincinnati, OH

28699 Chagrin Boulevard
Woodmere Village, OH

Oregon

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Tigard, OR

Pennsylvania

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King of Prussia, PA

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Philadelphia, PA

12001 Perry Highway
Wexford, PA

Rhode Island

47 Providence Place
Providence, RI

Tennessee

6150 Poplar Avenue
Memphis, TN

Texas

10000 Research Boulevard
Austin, TX

4017 Northwest Parkway
Dallas, TX

12532 Memorial Drive
Houston, TX

2701 Drexel Drive
Houston, TX

400 East Las Colinas Blvd.
Irving, TX

14100 San Pedro
San Antonio, TX

19740 IH 45 North
Spring, TX

6005 West Park Boulevard
Plano, TX 75093

Utah

215 South State Street
Salt Lake City, UT

Virginia

1861 International Drive
McLean, VA

Washington

411 108th Avenue, N.E.
Bellevue, WA

1518 6th Avenue
Seattle, WA

Washington, DC

1900 K Street, N.W.
Washington, DC

Wisconsin

595 North Barker Road
Brookfield, WI

Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Investment Adviser

Fidelity Management & Research Company
Boston, MA

Sub-Adviser

Fidelity Investments
Money Management, Inc.

General Distributor

Fidelity Distributors Corporation

Boston, MA

Transfer and Shareholder
Servicing Agents

Citibank, N.A.

New York, NY

and

Fidelity Service Company, Inc.

Boston, MA

Custodian

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AZI/SPZ-SANN-0403 342096
1.700927.105

Spartan®

Municipal
Money

Fund

Semiannual Report

February 28, 2003

(2_fidelity_logos) (Registered_Trademark)

Contents

Chairman's Message	<Click Here>	Ned Johnson on investing strategies.
Performance	<Click Here>	How the fund has done over time.
Fund Talk	<Click Here>	The manager's review of fund performance, strategy and outlook.
Investment Changes	<Click Here>	A summary of major shifts in the fund's investments over the past six months and one year.
Investments	<Click Here>	A complete list of the fund's investments.
Financial Statements	<Click Here>	Statements of assets and liabilities, operations, and changes in net assets, as well as financial highlights.
Notes	<Click Here>	Notes to the financial statements.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR Corp. or an affiliated company.

(Recycle graphic)   This report is printed on recycled paper using soy-based inks.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the fund. This report is not authorized for distribution to prospective investors in the fund unless preceded or accompanied by an effective prospectus.

Mutual fund shares are not deposits or obligations of, or guaranteed by, any depository institution. Shares are not insured by the FDIC, the Federal Reserve Board or any other agency, and are subject to investment risks, including possible loss of principal amount invested.

Neither the fund nor Fidelity Distributors Corporation is a bank.

For more information on any Fidelity fund, including charges and expenses, call 1-800-544-6666 for a free prospectus. Read it carefully before you invest or send money.

Semiannual Report

Chairman's Message

(photo_of_Edward_C_Johnson_3d)

Dear Shareholder:

The lingering threat of war with Iraq and escalating tensions between the United States and North Korea continued to pressure domestic equities, resulting in negative performance for most popular stock market benchmarks through the first two months of 2003. Investors sought refuge in fixed-income securities, opting to park their assets in the historically safer haven of bonds and money markets as the world's geopolitical turmoil sorts itself out.

While it's impossible to predict the future direction of the markets with any degree of certainty, there are certain basic principles that can help investors plan for their future needs.

First, investors are encouraged to take a long-term view of their portfolios. If you can afford to leave your money invested through the inevitable up and down cycles of the financial markets, you will greatly reduce your vulnerability to any single decline. We know from experience, for example, that stock prices have gone up over longer periods of time, have significantly outperformed other types of investments and have stayed ahead of inflation.

Second, you can further manage your investing risk through diversification. A stock mutual fund, for instance, is already diversified, because it invests in many different companies. You can increase your diversification further by investing in a number of different stock funds, or in such other investment categories as bonds. You should also keep money you'll need in the near future in a more stable investment.

Finally, no matter what your time horizon or portfolio diversity, it makes good sense to follow a regular investment plan, investing a certain amount of money in a fund at the same time each month or quarter and periodically reviewing your overall portfolio. By doing so, you won't get caught up in the excitement of a rapidly rising market, nor will you buy all your shares at market highs. While this strategy - known as dollar cost averaging - won't assure a profit or protect you from a loss in a declining market, it should help you lower the average cost of your purchases. Of course, you should consider your financial ability to continue your purchases through periods of low price levels before undertaking such a strategy.

If you have questions, please call us at 1-800-544-6666, or visit our web site at www.fidelity.com. We are available 24 hours a day, seven days a week to provide you the information you need to make the investments that are right for you.

Best regards,

/s/Edward C. Johnson 3d

Edward C. Johnson 3d

Semiannual Report

Performance: The Bottom Line

To evaluate a money market fund's historical performance, you can look at either total return or yield. Total return reflects the change in the value of an investment, assuming reinvestment of the fund's dividend income, but does not include the effect of the fund's former $5 account closeout fee on an average-sized account. Yield measures the income paid by a fund. Since a money market fund tries to maintain a $1 share price, yield is an important measure of performance. If Fidelity had not reimbursed certain fund expenses, the total returns would have been lower.

Cumulative Total Returns

Periods ended February 28, 2003	Past 6 months	Past 1 year	Past 5 years	Past 10 years
Spartan ® Municipal Money	0.57%	1.22%	14.45%	33.76%
All Tax-Free Money Market Funds Average	0.41%	0.90%	12.73%	29.33%

Cumulative total returns show the fund's performance in percentage terms over a set period - in this case, six months, one year, five years or 10 years. For example, if you had invested $1,000 in a fund that had a 5% return over the past year, the value of your investment would be $1,050. You can also compare the fund's performance to the performance of mutual funds tracked by iMoneyNet, Inc. and grouped by similar objectives.

Average Annual Total Returns

Periods ended February 28, 2003	Past 1 year	Past 5 years	Past 10 years
Spartan Municipal Money	1.22%	2.74%	2.95%
All Tax-Free Money Market Funds Average	0.90%	2.42%	2.60%

Average annual total returns take the fund's cumulative return and show you what would have happened if the fund had performed at a constant rate each year.

Semiannual Report

Performance - continued

Yields

	3/3/03	12/2/02	9/2/02	6/3/02	2/25/02

Spartan Municipal Money Fund	0.90%	1.06%	1.25%	1.32%	1.24%

If Fidelity had not reimbursed certain fund expenses	0.80%	0.96%	1.15%	1.22%	1.14%

All Tax-Free Money Market Funds Average	0.62%	0.75%	0.88%	1.09%	0.89%

Spartan Municipal Money Fund - Tax-equivalent	1.38%	1.63%	1.92%	2.03%	1.91%

If Fidelity had not reimbursed certain fund expenses	1.23%	1.48%	1.77%	1.88%	1.75%

Yield refers to the income paid by the fund over a given period. Yields for money market funds are usually for seven-day periods, expressed as annual percentage rates. A yield that assumes income earned is reinvested or compounded is called an effective yield. The table above shows the fund's current seven-day yield at quarterly intervals over the past year. If the adviser had not reimbursed certain portfolio expenses during the periods shown, the yields would have been lower. You can compare these yields to the all tax-free money market funds average as tracked by iMoneyNet, Inc. Or you can look at the fund's tax-equivalent yield, which assumes you're in the 35% federal tax bracket. A portion of the fund's income may be subject to the federal alternative minimum tax.

A money market fund's total returns and yields will vary, and reflect past results rather than predict future performance.

Comparing
Performance

Yields on tax-free investments are usually lower than yields on taxable investments. However, a straight comparison between the two may be misleading because it ignores the way taxes reduce taxable returns. Tax-equivalent yield - the yield you'd have to earn on a similar taxable investment to match the tax-free yield - makes the comparison more meaningful. Keep in mind that the U.S. government neither insures nor guarantees a money market fund. In fact, there is no assurance that a money fund will maintain a $1 share price.

3

Semiannual Report

Fund Talk: The Manager's Overview

An interview with Norm Lind, Portfolio Manager of Spartan Municipal Money Fund

Q. Norm, what was the investment environment like during the six months that ended February 28, 2003?

A. Despite showing some strength in gross domestic product (GDP) growth in the third quarter of 2002, the U.S. economy remained generally stagnant. Retail sales in the fourth quarter holiday season were sluggish, and consumer confidence declined to its lowest level in 10 years. Against this backdrop, the Federal Reserve Board felt compelled to try to support the economy. It did so by lowering the rate banks charge each other - known as the federal funds target rate - by 0.50 percentage points in November 2002, bringing the rate to 1.25%, its lowest level in 40 years. Faced with a struggling stock market and the possibility of war with Iraq, investors moved significant assets into relatively safe and liquid municipal money market funds.

Q. How did the slowing economy affect state and local governments?

A. States and municipalities struggled with budgetary imbalances after enjoying years of solid revenue growth. Legislatures, city administrations and school boards had to wrestle with dramatic declines in funding due to reduced sales, income and capital gains tax revenues. An unprecedented flood of muni supply hit the market, particularly from such traditionally large issuers as New York and California. The market presented some challenges. There were fewer opportunities offered by financially stronger states and municipalities, because they had less of a need to issue debt to meet shortfalls. At the same time, the market was flooded with securities tendered by issuers with weaker financial profiles that were more desperate for cash to close their budget gaps. (Portfolio Manager photograph)

Q. What was your strategy with the fund?

A. I analyzed the creditworthiness of issuers in the market with even more scrutiny than usual, and I was very selective in terms of reviewing the fiscal health of the issuers we considered for the fund. I looked to choose securities that offered some level of financial certainty, such as securities with interest payments that were insured or those that were backed by predictable revenue streams such as water and utilities. While the fund's structure did not belie a regional bias, it did hold more California investments than in previous years. That's because there was so much new issuance in that state that yields there were pushed to very attractive levels. I also kept the fund's average maturity short relative to its peers. Within a low and falling interest rate environment, longer-maturity securities offered a minimal yield advantage that was inadequate to warrant investing on the long end of the money market yield curve. A shorter average maturity gave the fund more liquidity within an environment of very low interest rates. With yields hovering around 1%, the risk that rates would move higher was greater than the chance that they'd move further downward.

Semiannual Report

Fund Talk: The Manager's Overview - continued

Q. How did the fund perform?

A. The fund's seven-day yield on February 28, 2003, was 0.91%, compared to 1.20% six months ago. The latest yield was the equivalent of a 1.40% taxable yield for investors in the 35% federal income tax bracket. Through February 28, 2003, the fund's six-month total return was 0.57%, compared to 0.41% for the all tax-free money market funds average, according to iMoneyNet, Inc.

Q. What's your outlook, Norm?

A. The potential for war with Iraq dominated the backdrop at the end of the period, with the potential for further upheaval in the markets due to fluctuations in energy and gold prices and the value of the U.S. dollar. There is even some speculation that the Fed might cut rates further in order to keep the economy from sliding into recession. If the Iraq situation is resolved quickly, interest rates could rise dramatically in a short period of time. However, the current situation has created tremendous uncertainty with no clear picture of how the markets will be affected. As a result of both the larger-scale geopolitical issues and the struggle for states and municipalities to confront and deal with budget problems, I intend to undertake a cautious approach.

The views expressed in this report reflect those of the portfolio manager only through the end of the period of the report as stated on the cover and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Fund Facts

Goal: federally tax-exempt income with share-price stability by investing in high-quality, short-term municipal securities

Fund number: 460

Trading symbol: FIMXX

Start date: January 14, 1991

Size: as of February 28, 2003, more than $3.0 billion

Manager: Norm Lind, since 2001; manager, various Fidelity and Spartan municipal money market funds; joined Fidelity in 1986

3

Semiannual Report

Investment Changes

Maturity Diversification
Days	% of fund's investments 2/28/03	% of fund's investments 8/31/02	% of fund's investments 2/28/02
0 - 30	83.6	82.9	77.0
31 - 90	3.7	9.1	9.5
91 - 180	6.0	2.5	6.5
181 - 397	6.7	5.5	7.0
Weighted Average Maturity
	2/28/03	8/31/02	2/28/02
Spartan Municipal Money Fund	29 Days	30 Days	34 Days
All Tax-Free Money Market Funds Average *	38 Days	47 Days	38 Days
Asset Allocation (% of fund's net assets)
As of February 28, 2003	As of August 31, 2002
Variable Rate Demand Notes (VRDNs) 64.1%	Variable Rate Demand Notes (VRDNs) 66.8%
Commercial Paper (including CP Mode) 11.2%	Commercial Paper (including CP Mode) 6.1%
Tender Bonds 2.9%	Tender Bonds 3.6%
Municipal Notes 10.8%	Municipal Notes 7.6%
Municipal Money Market Funds 10.1%	Municipal Money Market Funds 10.9%
Other Investments 0.4%	Other Investments 1.5%
Net Other Assets 0.5%	Net Other Assets 3.5%

*Source: iMoneyNet, Inc.

Semiannual Report

Investments February 28, 2003 (Unaudited)

Showing Percentage of Net Assets

Municipal Securities - 99.5%
	Principal Amount (000s)	Value (Note 1) (000s)
Alabama - 1.2%
Birmingham Pub. Park & Recreation Board Rev. (McWane Ctr. Proj.) Series 1997, 1.23%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	$ 3,100	$ 3,100
Cap. City Edl. Bldg. Auth. Rev. (Montgomery Academy Proj.) Series 1999 B, 1.15%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	4,200	4,200
Fultondale Indl. Dev. Board (Melsur Corp. Proj.) Series 2000, 1.25%, LOC Key Bank NA, VRDN (b)(e)	4,570	4,570
Huntsville Health Care Auth. Rev. Series 1998, 1.18%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	6,100	6,100
Montgomery Baptist Med. Ctr. Spl. Care Facilities Fing. Auth. Rev. (Baptist Med. Ctr. Proj.) Series 1994 A, 1.13%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	15,000	15,000
Montgomery Indl. Dev. Board Rev. (Contech Construction Proj.) Series 1996, 1.22%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	2,400	2,400
		35,370
Alaska - 1.5%
Alaska Hsg. Fin. Corp. Participating VRDN:
Series BA 97 F, 1.18% (Liquidity Facility Bank of America NA) (b)(f)	9,285	9,285
Series FRRI 98 2, 1.12% (Liquidity Facility Bank of New York NA) (b)(f)	5,640	5,640
1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,700	3,700
Valdez Marine Term. Rev.:
Bonds (Phillips Petroleum Co. Proj.) Series 1994 C, 2%, tender 1/1/04 (b)	9,200	9,238
Participating VRDN Series MS 98 146, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	15,500	15,500
		43,363
Arizona - 1.1%
Arizona Salt River Proj. Agric. Impt. & Pwr. District Rev. Participating VRDN Series EGL 02 0301, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	8,495	8,495
Arizona School Facilities Board Rev. Participating VRDN Series MS 00 497, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,683	6,683
Arizona State Univ. Revs. Participating VRDN Series Putters 270, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,130	3,130
Maricopa County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Corp. Proj.) Series 1988, 1.4% tender 3/26/03, CP mode (e)	3,635	3,635
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Arizona - continued
Phoenix Indl. Dev. Auth. Single Family Mtg. Rev. Participating VRDN Series PT 1082, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,060	$ 6,060
Pima County Indl. Dev. Auth. Single Family Hsg. Rev. Participating VRDN Series RF 99 5, 1.28% (Liquidity Facility Bank of New York NA) (b)(e)(f)	5,350	5,350
Salt River Proj. Agric. Impt. & Pwr. District Elec. Sys. Rev. Participating VRDN Series MS 00 274, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	100	100
		33,453
Arkansas - 0.2%
Arkansas Dev. Fin. Auth. Envir. Facilities Rev. (Teris LLC Proj.) 1.18%, LOC Wachovia Bank NA, VRDN (b)(e)	3,300	3,300
Pine Bluff Indl. Dev. Rev. (Rolling Pin Corp. Proj.) Series 1998, 1.35%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	1,700	1,700
		5,000
California - 7.2%
California Dept. Wtr. Resources Pwr. Supply Rev.:
Bonds:
Series C4, 1.8%, tender 3/13/03, LOC JPMorgan Chase Bank, LOC California Teachers Retirement Sys. (b)	12,000	12,000
Series C9, 1.8%, tender 3/13/03, LOC Citibank NA, New York (b)	4,500	4,500
Series C11, 1.1%, LOC KBC Bank NV, LOC Bank of Nova Scotia N Y Agcy., VRDN (b)	15,000	15,000
California Gen. Oblig.:
Participating VRDN:
Series FRRI 02 F14B, 1.33% (b)(f)	31,900	31,900
Series FRRI 02 F15J, 1.337% (b)(f)	30,100	30,100
Variable Rate TRAN:
Series C, 1.3375% 6/20/03 (b)	49,000	49,000
Series F, 1.3375% 6/20/03 (b)	25,000	25,000
1.2% 4/8/03, CP	2,400	2,400
1.2% 4/16/03, CP	17,300	17,300
1.4% 4/10/03, CP	5,300	5,300
1.55% 3/12/03, CP	4,600	4,600
1.65% 4/10/03, CP	13,400	13,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
California - continued
California Statewide Cmnty. Dev. Auth. Rev. (Kaiser Permanente Health Sys. Proj.) Series 2002 B, 1.25%, VRDN (b)	$ 5,100	$ 5,100
Los Angeles Reg'l. Arpt. Impt. Rev. (Compagne Nationale Air France Int'l. Arpt. Proj.) 1.3%, LOC Societe Generale, VRDN (b)(e)	1,425	1,425
		217,025
Colorado - 0.8%
Adams County Rev. (Adams Mental Health Foundation Prog.) Series 1997, 1.2%, LOC Bank One, Colorado NA, VRDN (b)	1,675	1,675
Aurora Multi-family Hsg. Rev. (Aurora Meadows Apts. Proj.) Series 1996, 1.3%, LOC Fannie Mae, VRDN (b)(e)	5,100	5,100
Colorado Health Facilities Auth. Rev. (Boulder Cmnty. Hosp. Proj.) Series 2000, 1.25%, LOC Bank One, Colorado NA, VRDN (b)	4,500	4,500
Denver City & County Arpt. Rev. Participating VRDN Series Merlots 97 Q, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,160	3,160
Reg'l. Trans. District Sales Tax Rev. Participating VRDN Series MS 01 679, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	3,940	3,940
Southern Ute Indian Tribe of Southern Ute Indian Reservation Bonds 1.62%, tender 8/7/03 (b)	3,200	3,200
Westminster County Multi-family Hsg. Rev. (Lakeview Apts. Proj.) Series 1997, 1.3%, LOC Fannie Mae, VRDN (b)(e)	2,600	2,600
		24,175
District Of Columbia - 0.8%
District of Columbia Gen. Oblig. Participating VRDN Series Putters 214, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
District of Columbia Hsg. Fin. Agcy. Single Family Mtg. Rev. Participating VRDN Series RF 00 4, 1.33% (Liquidity Facility Bank of New York NA) (b)(e)(f)	1,825	1,825
Metro. Washington Arpt. Auth. Sys. Rev.:
Participating VRDN Series PT 1629, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,970	6,970
1.2% (FSA Insured), VRDN (b)(e)	6,100	6,100
Metro. Washington Arpts. Auth. Passenger Facility Charges Rev. Series A, 1.2% 3/4/03 (Liquidity Facility WestLB AG), CP (e)	4,000	4,000
		23,890
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Florida - 4.1%
Escambia County Hsg. Fin. Rev. Participating VRDN Series RF 00 15, 1.28% (Liquidity Facility Bank of New York NA) (b)(e)(f)	$ 2,775	$ 2,775
Florida Board of Ed. Cap. Outlay Participating VRDN Series PA 969, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,095	3,095
Florida Dept. of Envir. Protection Preservation Rev. Participating VRDN Series MS 01 634, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	10,000	10,000
Florida Dept. of Trans. Participating VRDN Series ROC II 1000, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	7,125	7,125
Florida Local Govt. Fin. Auth. Rev. Series A, 1.15% 4/7/03, LOC Wachovia Bank NA, CP	5,330	5,330
Greater Orlando Aviation Auth. Arpt. Facilities Rev. Participating VRDN Series PA 535, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,795	4,795
Jacksonville Elec. Auth. Rev. Series C1, 1.15% 4/10/03, CP	4,100	4,100
Jacksonville Poll. Cont. Rev. Bonds (Florida Pwr. & Lt. Co. Proj.) Series 1994, 1.25% tender 3/12/03, CP mode	5,810	5,810
Lee County Hosp. Board of Directors Hosp. Rev. (Lee Memorial Health Sys. Proj.):
Series 1985 C, 1.2%, VRDN (b)	20,000	20,000
Series 1985 D, 1.2%, VRDN (b)	4,000	4,000
Lee Memorial Health Sys. Board of Directors Hosp. Rev. Participating VRDN Series PA 1026R, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,690	6,690
Miami Gen. Oblig. Participating VRDN Series PT 1474, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	11,100	11,100
Miami-Dade County Gen. Oblig. Series B, 1.1% 3/10/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,500	3,500
Orlando Utils. Commission Wtr. & Elec. Rev. Series 1999 A, 1.1% 6/10/03, CP	11,000	11,000
Putnam County Dev. Auth. Poll. Cont. Rev. (Seminole Elec. Coop., Inc. Proj.) Series 1984 S, 1.25% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	3,625	3,625
Sunshine State Govt. Fing. Commission Rev. Series F, 1.2% 6/13/03 (AMBAC Insured), CP	15,550	15,550
Tampa Bay Wtr. Util. Sys. Rev. Participating VRDN Series MS 98 112, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,445	5,445
		123,940
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Georgia - 2.9%
Atlanta Arpt. Rev. Participating VRDN Series SG 140, 1.16% (Liquidity Facility Societe Generale) (b)(f)	$ 10,000	$ 10,000
Atlanta Urban Residential Fin. Auth. Multi-family Rev. (Carver Redev. Partnership I LP Proj.) 1.15%, LOC Suntrust Bank, VRDN (b)(e)	3,500	3,500
Burke County Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Georgia Pwr. Co. Plant Vogtle Proj.) First Series 2000, 1.75%, tender 3/25/04 (b)	5,600	5,600
DeKalb County Hsg. Auth. Multi-family Hsg. Rev. (Lenox Pointe Proj.) Series 1996 A, 1.15%, LOC Southtrust Bank NA, VRDN (b)	10,705	10,705
Floyd County Dev. Auth. Rev. (Darlington School Proj.) Series 2000, 1.1%, LOC Suntrust Bank, VRDN (b)	16,400	16,400
Fulton County Hsg. Auth. Rev. 1.25% (American Int'l. Group, Inc. Guaranteed), VRDN (b)	10,500	10,500
Georgia Muni. Elec. Auth. Series B, 1.15% 3/5/03, LOC Bayerische Landesbank Girozentrale, LOC WestLB AG, CP	7,400	7,400
Georgia Muni. Elec. Auth. Pwr. Rev. Participating VRDN Series SG 40, 1.14% (Liquidity Facility Societe Generale) (b)(f)	14,610	14,610
Gwinnett County Wtr. & Swr. Auth. Rev. Participating VRDN Series Floaters 01 675, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,900	5,900
Paulding County Indl. Bldg. Auth. Rev. (Cadillac Products, Inc. Proj.) Series 1994, 1.25%, LOC Bank One NA, Michigan, VRDN (b)(e)	1,500	1,500
		86,115
Hawaii - 0.2%
Honolulu City & County Gen. Oblig. Bonds Series 2001 C, 1.3%, tender 12/4/03 (FGIC Insured) (b)	5,500	5,500
Illinois - 10.0%
Belvidere Indl. Dev. Rev. (R&D Thiel, Inc. Proj.) Series 1996, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,600	1,600
Champaign County Cmnty. Unit School District #116 Urbana Participating VRDN Series Floaters 01 669, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	7,105	7,105
Chicago Board of Ed. Participating VRDN:
Series BA 96 BB, 1.18% (Liquidity Facility Bank of America NA) (b)(f)	11,100	11,100
Series Merlots 97 E, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,125	3,125
Series MS 01 566, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,000	5,000
Series PT 1704, 1.14% (Liquidity Facility WestLB AG) (b)(f)	4,080	4,080
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Chicago Board of Ed. Participating VRDN: - continued
Series Putters 199, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	$ 10,610	$ 10,610
Series SGA 98, 1.21% (Liquidity Facility Societe Generale) (b)(f)	7,820	7,820
Chicago Gas Supply Rev. Bonds (Peoples Gas Lt. & Coke Co. Proj.):
Series 2002 B, 1.4% tender 3/27/03, CP mode	1,000	1,000
Series 2002 D, 1.5% tender 3/27/03, CP mode (e)	3,400	3,400
Chicago Gen. Oblig. Participating VRDN Series Merlots 00 A12, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,715	2,715
Chicago Midway Arpt. Rev.:
Participating VRDN Series Putters 229, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,680	5,680
Series 1998 B, 1.55% (MBIA Insured), VRDN (b)(e)	8,800	8,800
Chicago Rev. (HomeStart Prog.) Series 2000 A, 1.16%, LOC Northern Trust Co., Chicago, LOC Bank One NA, VRDN (b)	22,000	22,000
Chicago Wtr. Rev. Participating VRDN:
Series Merlots 00 TT, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,600	2,600
Series Merlots 97 V, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,660	4,660
Series MS 01 560, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	10,000	10,000
Cook & Kelb County Unified School District #300 Participating VRDN Series EGL 00 1310, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	14,850	14,850
Cook County Gen. Oblig. Participating VRDN Series EGL 01 1302, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	16,850	16,850
Danville Indl. Dev. Rev. (Freight Car Svcs., Inc. Proj.) 1.3%, LOC Fleet Nat'l. Bank, VRDN (b)(e)	5,200	5,200
Glendale Heights Multi-family Hsg. Rev. Participating VRDN Series PT 106, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	1,440	1,440
Illinois Dev. Fin. Auth. Envir. Facilities Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1997, 1.25% tender 5/1/03, CP mode (e)	6,725	6,725
Illinois Dev. Fin. Auth. Indl. Dev. Rev.:
(Belmont Steel Proj.) Series 1991, 1.3%, LOC Lasalle Bank NA, VRDN (b)(e)	1,900	1,900
(Camcraft Proj.) Series 1993, 1.3%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	100	100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Dev. Fin. Auth. Indl. Dev. Rev.: - continued
(Chicago Fineblanking Corp. Proj.) 1.3%, LOC Bank One NA, Michigan, VRDN (b)(e)	$ 1,300	$ 1,300
(Cloverhill Pastry Vend Corp. Proj.) 1.3%, LOC American Nat'l. Bank & Trust, Chicago, VRDN (b)(e)	4,160	4,160
(Mapes & Sprowl Steel Ltd. Proj.) Series 1996 A, 1.3%, LOC Lasalle Bank NA, VRDN (b)(e)	1,300	1,300
(Yale-South Haven Proj.) Series 1994, 1.3%, LOC Bank One, Indiana NA, VRDN (b)(e)	1,470	1,470
Illinois Dev. Fin. Auth. Rev. (Illinois Valley Cmnty. Hosp. Proj.) Series 1999 D1, 1.16%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	4,000	4,000
Illinois Ed. Facilities Auth. Rev. Series 2001 B3, 1.55% 6/3/03, CP	7,000	7,000
Illinois Edl. Facilities Auth. Revs. Participating VRDN Series Merlots 97 U, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,535	4,535
Illinois Gen. Oblig.:
Participating VRDN:
Series EGL 00 1304, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	2,600	2,600
Series EGL 01 1307, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	10,675	10,675
Series MS 98 143, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	13,560	13,560
Series Putters 133, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	7,530	7,530
Series ROC 00 10, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	3,800	3,800
RAN 3% 4/15/03	6,300	6,312
Illinois Health Facilities Auth. Rev.:
(Little Co. of Mary Hosp. Proj.) Series 1997 B, 1.21% (MBIA Insured), VRDN (b)	18,005	18,005
(Southern Illinois Health Care Proj.) 1.15% (MBIA Insured), VRDN (b)	2,300	2,300
Illinois Reg'l. Trans. Auth. Participating VRDN:
Series EGL 01 1306, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	19,275	19,275
Series Merlots 01 A73, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,970	4,970
Series Merlots 02 A24, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,995	4,995
Series MSTC 9044, 1.27% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	7,355	7,355
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Illinois - continued
Illinois Student Assistance Commission Student Ln. Rev. Series 1998 A, 1.13% (MBIA Insured), VRDN (b)(e)	$ 1,850	$ 1,850
Kane & DeKalb Counties Cmnty. Unit School District #302 Participating VRDN Series Putters 283, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,240	3,240
Metro. Pier & Exposition Auth. Dedicated State Tax Rev. Participating VRDN Series EGL 02 6001, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	5,400	5,400
Univ. of Illinois Auxiliary Facilities Sys. Rev. Participating VRDN Series SG 65, 1.14% (Liquidity Facility Societe Generale) (b)(f)	5,705	5,705
		299,697
Indiana - 1.3%
Carmel School Bldg. Corp. Participating VRDN Series PT 02 1458, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	3,815	3,815
Indianapolis Arpt. Auth. Rev. Participating VRDN Series SGA 31, 1.21% (Liquidity Facility Societe Generale) (b)(f)	7,435	7,435
Indianapolis Econ. Dev. Rev.:
(EPI Printers, Inc. Proj.) Series 1995, 1.3%, LOC Comerica Bank, Detroit, VRDN (b)(e)	705	705
(US LLC Proj.) Series 1996, 1.3%, LOC Bank One, Indiana NA, VRDN (b)(e)	455	455
Indianapolis Gas Util. Sys. Rev. 1.1% 3/10/03, CP	2,300	2,300
Indianapolis Gen. Oblig. Series 2002, 1.15% 3/10/03, LOC Key Bank NA, CP	2,000	2,000
Indianapolis Indl. Dev. Rev. (SOHL Assoc. LLC Proj.) Series 1995, 1.22%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,260	2,260
Lawrence County Indl. Dev. Rev. (D&M Tool Proj.) 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	900	900
Lebanon Econ. Dev. Rev. (White Castle Sys., Inc. Proj.) 1.3%, LOC Bank One NA, VRDN (b)(e)	930	930
Saint Joseph County Health Care Facilities (South Bend Med. Foundation Prog.) Series 2000, 1.2%, LOC Key Bank NA, VRDN (b)	3,300	3,300
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.):
Series 1985 L3, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	2,600	2,600
Series 1985 L4, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Indiana - continued
Sullivan Poll. Cont. Rev. Bonds (Hoosier Energy Rural Elec. Coop. Proj.): - continued
Series 1985 L6, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	$ 2,600	$ 2,600
Whitley County Ind. Econ. Dev. Rev. (Chromasource, Inc. Proj.) 1.22%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	6,600	6,600
		39,900
Iowa - 0.2%
Iowa Fin. Auth. Health Care Facilities Rev. (Care Initiatives Proj.) 1.2%, LOC KBC Bank NV, VRDN (b)	6,600	6,600
Kansas - 1.8%
Burlington Poll. Cont. Rev. Bonds (Kansas Elec. Pwr. Coop., Inc. Proj.):
Series 1985 C1, 1.2% tender 3/21/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	4,000	4,000
Series 1985 C2, 1.25% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,500	5,500
Kansas City Util. Sys. Rev. Participating VRDN Series FRRI 1, 1.12% (Liquidity Facility Bank of New York NA) (b)(f)	14,840	14,840
Kansas Dev. Fin. Auth. Rev. Participating VRDN Series Putters 324, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	16,525	16,525
Lenexa Multi-family Hsg. Rev. (Meadows Apts. Proj.) Series A, 1.15%, LOC Fannie Mae, VRDN (b)(e)	4,100	4,100
Sedgwick & Shawnee Companies Participating VRDN Series PT 674, 1.24% (Liquidity Facility Svenska Handelsbanken AB) (b)(e)(f)	4,955	4,955
Wichita Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) 2.18%, VRDN (b)(e)	4,950	4,950
		54,870
Kentucky - 1.6%
Danville Multi-City Lease Rev. Bonds (Kentucky Muni. League Pooled Lease Fing. Prog.) 1.25% tender 6/6/03, LOC PNC Bank NA, Pittsburgh, CP mode	16,595	16,595
Jefferson County Hosp. Rev. Participating VRDN Series FRRI L4, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	3,765	3,765
Jefferson County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1993 A, 1.3% tender 3/21/03, CP mode	2,000	2,000
Kentucky Asset/Liability Commission Gen. Fund Rev. Variable Rate TRAN Series 2002 B, 1.23% 6/26/03 (b)	6,100	6,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Kentucky - continued
Mason County Poll. Cont. Rev. (East Kentucky Pwr. Coop. Proj.) Series 1984 B1, 1.25% (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), VRDN (b)	$ 4,950	$ 4,950
Scott County Indl. Bldg. Rev. (Ropak Corp. Proj.) Series 1994, 1.3%, LOC Bank One NA, VRDN (b)(e)	1,100	1,100
Trimble County Poll. Cont. Rev. Bonds (Louisville Gas & Elec. Co. Proj.) Series 1992 A, 1.25% tender 4/1/03, CP mode	13,800	13,800
		48,310
Louisiana - 1.1%
Louisiana Hsg. Fin. Agcy. Mtg. Rev. Participating VRDN Series MS 01 694, 1.23% (Liquidity Facility Morgan Stanley) (b)(e)(f)	8,660	8,660
Louisiana Local Govt. Envir. Facilities Cmnty. Dev. Auth. Rev. (Shreveport/Independence Proj.) Series 2000, 1.25% (MBIA Insured), VRDN (b)	3,900	3,900
Louisiana Pub. Facilities Auth. Rev. (Equip. & Cap. Pooled Ln. Prog.) Series 2000, 1.18%, LOC KBC Bank NV, VRDN (b)	15,435	15,435
West Baton Rouge Parish Indl. District #3 Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) 1.65% tender 3/5/03, CP mode	3,700	3,700
West Baton Rouge Parish Indl. District #3 Rev. (Dow Chemical Co. Proj.) Series 1993, 1.65%, VRDN (b)(e)	2,400	2,400
		34,095
Maryland - 0.3%
Anne Arundel County Gen. Oblig. Series A, 1.1% 3/19/03, CP	3,600	3,600
Anne Arundel County Port Facilities Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.25% tender 3/3/03, CP mode	3,200	3,200
Baltimore County Poll. Cont. Rev. Bonds (Baltimore Gas & Elec. Co. Proj.) Series 1985, 1.5% tender 3/24/03, CP mode	3,255	3,255
		10,055
Massachusetts - 1.8%
Massachusetts Gen. Oblig.:
Series 1997 B, 1.1%, VRDN (b)	7,700	7,700
Series 1999 D, 1.1% 3/11/03, CP	8,500	8,500
Series 2001 G, 1.1% 3/6/03 (Liquidity Facility BNP Paribas SA), CP	9,300	9,300
Massachusetts Hsg. Fin. Agcy. Hsg. Rev. Series F, 1.1% (FSA Insured), VRDN (b)	29,500	29,500
		55,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Michigan - 2.5%
Chippewa Valley Schools Participating VRDN Series MS 00 253, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	$ 3,410	$ 3,410
Clinton Econ. Dev. Corp. Rev. (Clinton Area Care Ctr. Proj.) 1.18%, LOC Northern Trust Co., Chicago, VRDN (b)	5,500	5,500
Detroit Swr. Disp. Rev. Participating VRDN Series Merlots 01 A112, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	5,255	5,255
Detroit Wtr. Supply Sys. Rev. Participating VRDN Series Merlots 00 D, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,100	2,100
Detroit Wtr. Sys. Rev. Participating VRDN Series EGL 99 2202, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	3,900	3,900
Kent County Arpt. Facilities Rev. Participating VRDN Series MS 98 118, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,995	5,995
Michigan Hosp. Fin. Auth. Hosp. Rev. Participating VRDN Series 1997 X, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,100	4,100
Michigan Muni. Bond Auth. Rev. RAN Series C2, 2.25% 8/22/03, LOC JPMorgan Chase Bank	11,100	11,142
Michigan Strategic Fund Ltd. Oblig. Rev. Participating VRDN Series MS 00 382, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	8,745	8,745
Michigan Strategic Fund Poll. Cont. Rev.:
Bonds (Dow Chemical Co. Proj.):
Series 1986, 1.65% tender 3/3/03, CP mode	5,300	5,300
Series 1987, 1.65% tender 3/5/03, CP mode	4,500	4,500
(Gen. Motors Corp. Proj.):
Series 1988 A, 1.6%, VRDN (b)	500	500
1.7%, VRDN (b)	8,075	8,075
Midland County Econ. Dev. Rev. (Dow Chemical Co. Proj.):
Series 1993 A, 1.65%, VRDN (b)(e)	3,800	3,800
Series 1993 B, 1.55%, VRDN (b)	3,200	3,200
		75,522
Minnesota - 2.1%
Anoka County Solid Waste Disp. Rev. Bonds (United Pwr. Assoc. Proj.) Series 1988 A, 1.45% tender 3/12/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode (e)	4,700	4,700
Dakota County Cmnty. Dev. Agcy. Single Family Rev. Participating VRDN Series PT 627, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,620	4,620
Dakota County Cmnty. Dev. Agy. Multi-family Hsg. Rev. (Regatta Commons Proj.) Series A, 1.3%, LOC Lasalle Bank NA, VRDN (b)(e)	3,100	3,100
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Minnesota - continued
Minneapolis & Saint Paul Hsg. Fin. Board Rev. Participating VRDN Series MS 01 634, 1.18% (Liquidity Facility Morgan Stanley) (b)(f)	$ 7,800	$ 7,800
Minneapolis & Saint Paul Metro. Arpts. Commission Arpt. Rev. Participating VRDN:
Series Merlots 00 ZZ, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,795	3,795
Series PT 1459, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,740	5,740
Series PT 735, 1.21% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	5,225	5,225
Minnesota Gen. Oblig. Participating VRDN:
Series MS 01 719, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	7,300	7,300
Series Putters 02 273, 1.15% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,840	5,840
Minnesota Pub. Facilities Auth. Drinking Wtr. Rev. Participating VRDN Series Putters 319, 1.15% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	10,000	10,000
Minnesota Pub. Facilities Auth. Wtr. Poll. Cont. Rev. Participating VRDN Series ROC II R 130, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	5,640	5,640
		63,760
Mississippi - 0.9%
Lowndes County Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series 1999, 1.9%, VRDN (b)(e)	2,700	2,700
Mississippi Dev. Bank Spl. Oblig. Participating VRDN Series Merlots 00 HH, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,395	3,395
Mississippi Gen. Oblig. Participating VRDN:
Series EGL 99 2401, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	3,600	3,600
Series Putters 138, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	9,970	9,970
Univ. of Mississippi Edl. Bldg. Corp. Rev. (Campus Impt. Proj.) Series 2000 A, 1.15% (MBIA Insured), VRDN (b)	8,200	8,200
		27,865
Missouri - 0.4%
Missouri Dev. Fin. Board Indl. Dev. Rev. ( Grange Foundry Proj.) Series 1996, 1.35%, LOC Harris Trust & Savings Bank, Chicago, VRDN (b)(e)	2,550	2,550
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Missouri - continued
Missouri Envir. Impt. & Energy Resource Auth. Envir. Impt. Rev. (Kansas City Pwr. & Lt. Co. Proj.) Series 1992, 2.1%, VRDN (b)	$ 3,700	$ 3,700
Missouri Health & Edl. Facilities Auth. Rev. Participating VRDN Series PA 1049, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,110	5,110
Missouri Hsg. Dev. Commonwealth Rev. Participating VRDN Series RF 00 19, 1.28% (Liquidity Facility Bank of New York NA) (b)(e)(f)	1,100	1,100
		12,460
Montana - 0.3%
Montana Board Invt. Resource Recovery Rev. Bonds (Colstrip Proj.) 1.75%, tender 2/26/04, LOC Dexia Cr. Local de France (b)(e)	9,910	9,910
Nebraska - 0.9%
Nebraska Invt. Fin. Auth. Single Family Hsg. Rev.:
Participating VRDN Series Merlots 00 UU, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,860	3,860
Series 2002 F, 1.15% (Liquidity Facility Fed. Home Ln. Bank Topeka), VRDN (b)(e)	4,500	4,500
Nebraska Pub. Pwr. District Rev. Bonds Series A, 3.5% 12/1/03	3,600	3,653
Omaha Convention Hotel Corp. Participating VRDN Series PA 1078, 1.17% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Omaha Gen. Oblig. Participating VRDN Series EGL 00 2701, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	8,265	8,265
		25,273
Nevada - 1.1%
Clark County Gen. Oblig. Participating VRDN Series AAB 01 25, 1.14% (Liquidity Facility ABN-AMRO Bank NV) (b)(f)	19,505	19,505
Clark County School District Participating VRDN Series PT 1721, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,635	5,635
Nevada Director of Dept. Commerce Indl. Dev. Rev. (Primex Corp. Proj.) 1.3%, LOC Bank One NA, Chicago, VRDN (b)(e)	1,175	1,175
Nevada Gen. Oblig. Participating VRDN Series SGB 31, 1.16% (Liquidity Facility Societe Generale) (b)(f)	6,000	6,000
		32,315
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
New Hampshire - 0.6%
New Hampshire Bus. Fin. Auth. Poll. Cont. Rev. Bonds (New England Pwr. Co. Proj.):
Series 1990 A, 1.65% tender 3/3/03, CP mode (e)	$ 9,100	$ 9,100
Series 1990 B, 1.55% tender 3/3/03, CP mode	4,000	4,000
New Hampshire Hsg. Fin. Auth. Single Family Rev. Participating VRDN Series Merlots 02 A4, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,545	3,545
		16,645
New Jersey - 0.8%
New Jersey Gen. Oblig. TRAN 3% 6/12/03	24,200	24,312
New Mexico - 0.8%
Bernalillo County Gen. Oblig. BAN 3% 3/15/03	2,500	2,501
Espanol Indl. Dev. Rev. (Nambee Mills, Inc. Proj.) Series A, 1.22%, LOC Nat'l. City Bank, Indiana, VRDN (b)(e)	1,805	1,805
New Mexico Gen. Oblig. TRAN:
2.25% 6/30/03	12,800	12,844
3% 6/30/03	3,700	3,715
New Mexico Mtg. Fin. Auth. Participating VRDN Series PT 739, 1.19% (Liquidity Facility BNP Paribas SA) (b)(e)(f)	3,750	3,750
		24,615
New York - 1.5%
Bank of New York Muni. Ctfs. trust various states Participating VRDN Series BNY 02 2, 1.3% (Liquidity Facility Bank of New York NA) (b)(e)(f)	3,390	3,390
Metro. Trans. Auth. Transit Facilities Rev. Series B, 1.2% 3/26/03, LOC ABN-AMRO Bank NV, CP	9,200	9,200
New York City Gen. Oblig. Bonds Series G, 4% 8/1/03	4,895	4,943
New York City Muni. Wtr. Fin. Auth. Wtr. & Swr. Sys. Rev. Series 1, 1.1% 3/5/03, LOC Bank of Nova Scotia, LOC Toronto-Dominion Bank, CP	6,100	6,100
New York City Transitional Fin. Auth. Rev. BAN 2.5% 11/6/03	4,100	4,127
New York State Hsg. Fin. Auth. Svc. Contract Series A, 1.15%, LOC Landesbank Hessen-Thuringen, VRDN (b)	17,900	17,900
		45,660
North Carolina - 1.4%
Catawba County Indl. Facilities & Poll. Cont. Fin. Auth. Rev. (Kroehler Furniture Proj.) Series 1998, 1.22%, LOC Nat'l. City Bank, VRDN (b)(e)	1,800	1,800
Charlotte Gen. Oblig. Participating VRDN Series PT 1492, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	7,325	7,325
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
North Carolina - continued
North Carolina Cap. Facilities Fin. Agcy. Rev. (Cap. Area YMCA Proj.) 1.1%, LOC Wachovia Bank NA, VRDN (b)	$ 7,400	$ 7,400
North Carolina Cap. Facilities Fin. Agcy. Student Rev. Series 2001 A, 1.16%, LOC Wachovia Bank NA, VRDN (b)	11,385	11,385
North Carolina Eastern Muni. Pwr. Agcy. Pwr. Sys. Rev. Participating VRDN Series PA 685R, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	4,995	4,995
Piedmont Triad Arpt. Auth. Spl. Facilities Rev. (Triad Int'l. Maintenance Corp. Proj.) Series 1989, 1.35%, LOC Citibank NA, New York, VRDN (b)(e)	8,300	8,300
		41,205
North Dakota - 0.1%
Fargo Indl. Dev. Rev. (Owen Ind., Inc. Proj.) Series 1997, 1.15%, LOC Mellon Bank NA, Pittsburgh, VRDN (b)(e)	1,000	1,000
Hebron Indl. Dev. Rev. (Dacco, Inc. Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	1,300	1,300
		2,300
Ohio - 1.7%
Cincinnati Technical & Cmnty. College Gen. Receipts Participating VRDN Series PT 1615, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,670	5,670
Clark County Health Care Facilities Rev. (The Ohio Masonic Home Proj.) 1.18% (AMBAC Insured), VRDN (b)	7,140	7,140
Clark County Multi-family Rev. (The Ohio Masonic Home Proj.) Series 1999, 1.23% (AMBAC Insured), VRDN (b)	2,300	2,300
Darke County Health Care Facilities Rev. (Brethren Retirement Cmnty. Proj.) 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	6,000	6,000
Montgomery County Health Care & Multi-family Hsg. Facilities Rev. (Franciscan St. Leonard Proj.) 1.18%, LOC Fifth Third Bank, Cincinnati, VRDN (b)	16,000	16,000
Ohio Tpk. Commission Tpk. Rev. Participating VRDN Series MS 98 71, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,200	5,200
Plain Local School District BAN 2% 6/4/03	3,500	3,508
Ross Local School District BAN 2% 6/5/03	4,950	4,961
Summit County Indl. Dev. Rev. (Ganzhorn Properties Proj.) 1.3%, LOC Bank One, Texas NA, VRDN (b)(e)	780	780
		51,559
Oklahoma - 0.9%
Oklahoma Hsg. Fin. Agcy. Rev. Participating VRDN Series RF 00 5, 1.33% (Liquidity Facility Bank of New York NA) (b)(e)(f)	1,400	1,400
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Oklahoma - continued
Oklahoma Student Ln. Auth. Rev.:
Series 2002 A1, 1.15% (MBIA Insured), VRDN (b)(e)	$ 5,125	$ 5,125
Series 2003 A2, 1.15% (MBIA Insured), VRDN (b)(e)	3,700	3,700
Payne County Econ. Dev. Auth. Student Hsg. Rev. (OSUF Phase III Proj.) 1.13% (AMBAC Insured), VRDN (b)	9,000	9,000
Tulsa County Hsg. Fin. Auth. Single Family Mtg. Rev. Participating VRDN Series MS 01 581, 1.23% (Liquidity Facility Morgan Stanley) (b)(e)(f)	5,875	5,875
Tulsa Int'l. Arpt. Gen. Rev. Participating VRDN Series BA 97 B1, 1.28% (Liquidity Facility Bank of America NA) (b)(e)(f)	2,750	2,750
		27,850
Oregon - 1.3%
Oregon Econ. Dev. Dept. Solid Waste Disp. Rev. (Weyerhaeuser Co. Proj.) Series CL, 2.18%, VRDN (b)(e)	2,000	2,000
Oregon Econ. Dev. Rev. (Behlen Manufacturing Co. Proj.) Series 172, 1.21%, LOC Lasalle Bank NA, VRDN (b)(e)	1,900	1,900
Oregon Economic & Cmnty. Economic Dev. Rev. (American Bridge Co. Proj.) Series 205, 1.22%, LOC Nat'l. City Bank, PA, VRDN (b)(e)	5,300	5,300
Oregon Health Hsg. Edl. & Cultural Facilities Auth. (Hillside Manor Proj.) Series 2000 A, 1.23%, LOC Bank One, Arizona NA, VRDN (b)	3,800	3,800
Portland Econ. Dev. Rev. (Columbia Aluminum Recycling Proj.) 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	2,400	2,400
Portland Swr. Sys. Rev. Participating VRDN Series MS 00 386, 1.18% (Liquidity Facility Morgan Stanley) (b)(f)	18,800	18,800
Washington, Multnomah & Yamhill County School District #1J Participating VRDN Series Putters 171, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	5,410	5,410
		39,610
Pennsylvania - 1.1%
Berks County Indl. Dev. Auth. Indl. Dev. Rev. Bonds (American Wtr. Cap. Corp. Proj.) Series 1996, 1.25% tender 5/1/03, CP mode (e)	2,900	2,900
Berks County Indl. Dev. Auth. Rev. (KTB Real Estate Partnership Proj.) 1.28%, LOC Wachovia Bank NA, VRDN (b)(e)	1,600	1,600
Northeastern Pennsylvania Hosp. & Edl. Auth. Health Care Rev. (Wyoming Valley Health Care Proj.) Series 1994 A, 1.25% (AMBAC Insured), VRDN (b)	4,000	4,000
Pennslyvania Economic Dev. Fing. Auth. Rev. (Dr. Gertrude Barber Ctr. Proj.) 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	6,600	6,600
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Pennsylvania - continued
Philadelphia Auth. for Indl. Dev. Revs. (Cliveden-Maplewood Convalescent Ctr., Inc. Proj.) Series 1999, 1.15%, LOC PNC Bank NA, Pittsburgh, VRDN (b)	$ 1,900	$ 1,900
Sayre Health Care Facilities Auth. Rev. (VHA of Pennsylvania, Inc. Cap. Asset Fing. Prog.) Series 1985 K, 1.1% (AMBAC Insured) (BPA Bank of New York NA) (BPA Fleet Nat'l. Bank), VRDN (b)	17,300	17,300
		34,300
Rhode Island - 0.1%
Rhode Island Hsg. & Mtg. Fin. Corp. Participating VRDN Series Merlots 01 A31, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,960	2,960
South Carolina - 1.0%
Berkeley County School District Participating VRDN Series MSCO 01 656, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,000	6,000
Chesterfield County School District Participating VRDN Series PT 02 1453, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,505	6,505
South Carolina Jobs Econ. Dev. Auth. Econ. Dev. Rev. (Mohawk Ind., Inc. Proj.):
Series 1997 A, 1.26%, LOC Wachovia Bank NA, VRDN (b)(e)	1,000	1,000
Series 1997 B, 1.26%, LOC Wachovia Bank NA, VRDN (b)(e)	1,200	1,200
Series C, 1.26%, LOC Wachovia Bank NA, VRDN (b)(e)	2,325	2,325
South Carolina Trans. Infrastructure Bank Rev. Participating VRDN Series Putters 316, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	2,500	2,500
Western Carolina Reg'l. Swr. Auth. Swr. Sys. Rev. Participating VRDN Series Floaters 01 606, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,550	6,550
York County Poll. Cont. Rev. Bonds (Duke Energy Corp. Proj.) 1.5% tender 3/5/03, CP mode	4,000	4,000
		30,080
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
South Dakota - 0.4%
South Dakota Health & Edl. Facilities Auth. Rev. Participating VRDN Series Floaters PT 1406, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	$ 6,260	$ 6,260
South Dakota Hsg. Dev. Auth. Participating VRDN Series Merlots 00 GGG, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,580	5,580
		11,840
Tennessee - 1.9%
Knox County Health Edl. & Hsg. Facilities Board Rev. (Laughlin Memorial Hosp. Proj.) Series A1, 1.16%, LOC AmSouth Bank NA, Birmingham, VRDN (b)	7,400	7,400
Memphis Gen. Oblig. 1.2% 6/13/03 (Liquidity Facility WestLB AG), CP	3,700	3,700
Memphis-Shelby County Arpt. Auth. Arpt. Rev. Participating VRDN:
Series Merlots 00 C, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,200	5,200
Series PT 706, 1.21% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,525	5,525
Metro. Govt. Nashville & Davidson County Participating VRDN Series SGA 95 11, 1.21% (Liquidity Facility Societe Generale) (b)(f)	7,600	7,600
Metro. Govt. Nashville & Davidson County Health & Ed. Facilities Board Rev. Bonds (Ascension Health Cr. Group Proj.) Series B2, 1.25%, tender 1/5/04 (b)	10,000	10,000
Metro. Govt. Nashville & Davidson County Wtr. & Swr. Sys. Rev. Participating VRDN Series Putters 334, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,615	3,615
Shelby County Gen. Oblig.:
Participating VRDN Series EGL 01 4201, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	10,640	10,640
Series 2000 X, 1.1% 3/14/03, CP	3,700	3,700
		57,380
Texas - 17.6%
Austin Elec. Util. Sys. Rev. Participating VRDN Series SGA 122, 1.21% (Liquidity Facility Societe Generale) (b)(f)	9,680	9,680
Austin Independent School District Variable Rate TRAN 1.053% 8/31/03 (b)	3,000	3,000
Austin Util. Sys. Rev.:
Participating VRDN Series BA 98 V, 1.14% (Liquidity Facility Bank of America NA) (b)(f)	5,790	5,790
Series A, 1.1% 4/11/03, LOC JPMorgan Chase Bank, LOC State Street Bank & Trust Co., Boston, CP	3,070	3,070
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Bastrop Independent School District Participating VRDN Series MSCO 01 649, 1.18% (Liquidity Facility Morgan Stanley) (b)(f)	$ 11,485	$ 11,485
Bell County Indl. Dev. Corp. Indl. Dev. Rev. (Metal Sales Manufacturing Corp. Proj.) 1.28%, LOC U.S. Bank NA, Cincinnati, VRDN (b)(e)	840	840
Brazos Hbr. Indl. Dev. Corp. Poll. Cont. Rev. Bonds (Dow Chemical Co. Proj.) Series 1986, 1.65% tender 3/3/03, CP mode	4,000	4,000
College Station Independent School District Variable Rate TRAN 1.053% 8/31/03 (b)	4,000	4,000
Cypress-Fairbanks Independent School District Participating VRDN Series EGL 00 4304, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	5,000	5,000
Dallas Fort Worth Int'l. Arpt. Rev. Participating VRDN:
Series Merlots 00 II, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	3,200	3,200
Series Merlots 02 A13, 1.22% (Liquidity Facility Wachovia Bank NA) (b)(e)(f)	5,080	5,080
Dallas Wtr. & Swr. Sys. Rev. Series B, 1.15% 3/27/03, CP	3,406	3,406
Denton Util. Sys. Rev. Participating VRDN Series SGA 32, 1.21% (Liquidity Facility Societe Generale) (b)(f)	15,230	15,230
Edinburg Consolidated Independent School District Participating VRDN Series SGA 106, 1.21% (Liquidity Facility Societe Generale) (b)(f)	8,600	8,600
El Paso Indl. Dev. Auth. Rev. (Camden Wire Co., Inc. Proj.) Series 1996, 1.25%, LOC Chase Manhattan Bank of Delaware, VRDN (b)(e)	1,200	1,200
Georgetown Indl. Dev. Corp. Rev. (Chatsworth Products, Inc. Proj.) Series 1996, 1.3%, LOC Bank One, Texas NA, VRDN (b)(e)	2,250	2,250
Grapevine-Colleyville Independent School District Participating VRDN Series SG 69, 1.14% (Liquidity Facility Societe Generale) (b)(f)	6,575	6,575
Greater East Texas Higher Ed. Auth. Student Ln. Rev. Bonds Series 1993 B, 1.95%, tender 6/1/03, LOC Sallie Mae (a)(b)(e)	15,000	15,000
Harlingen Indl. Dev. Auth. Indl. Dev. Rev. (Gibbs-Texas Die Casting Proj.) 1.35%, LOC Fifth Third Bank, Cincinnati, VRDN (b)(e)	2,700	2,700
Harris County Gen. Oblig. Participating VRDN:
Series ROC II R1029, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	3,500	3,500
Series SG 96, 1.14% (Liquidity Facility Societe Generale) (b)(f)	4,200	4,200
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Harris County Health Facilities Dev. Corp. Hosp. Rev. Participating VRDN Series FRRI 99 A53, 1.22% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	$ 6,200	$ 6,200
Harris County Health Facilities Dev. Corp. Rev.:
(Methodist Hosp. Proj.) 1.2%, VRDN (b)	10,025	10,025
(Saint Lukes Episcopal Hosp. Proj.) Series B, 1.2% (Liquidity Facility Bank of America NA) (Liquidity Facility Bayerische Landesbank Girozentrale), VRDN (b)	3,700	3,700
Harris County Hosp. District Rev. Participating VRDN Series PT 726, 1.17% (Liquidity Facility BNP Paribas SA) (b)(f)	4,995	4,995
Houston Arpt. Sys. Rev. Participating VRDN Series Merlots 00 A25, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	12,475	12,475
Houston Gen. Oblig.:
Participating VRDN Series SGA 28, 1.21% (Liquidity Facility Societe Generale) (b)(f)	8,630	8,630
Variable Rate TRAN 1.4702% 4/15/03 (b)	4,410	4,410
1.1% 6/9/03, CP	19,000	19,000
Houston Wtr. & Swr. Sys. Rev. Participating VRDN:
Series Merlots 02 A16, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,795	3,795
Series MS 00 427, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	8,245	8,245
Series MS 00 495, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,038	6,038
Lower Colorado River Auth. Rev.:
Participating VRDN Series PA 590R, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	10,200	10,200
Series A, 1.1% 6/5/03, CP	5,500	5,500
Mesquite Independent School District Participating VRDN Series PT 1386, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	8,560	8,560
Nueces River Indl. Dev. Auth. Poll. Cont. Rev. Bonds (San Miguel Elec. Coop., Inc. Proj.) Series 1984, 1.1% tender 4/9/03 (Nat'l. Rural Utils. Coop. Fin. Corp. Guaranteed), CP mode	5,600	5,600
Plano Independent School District Participating VRDN Series MS 00 502, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,563	5,563
Port of Port Arthur Navigation District Envir. Facilities Rev. (Motiva Enterprises LLC Proj.) 1.3%, VRDN (b)(e)	7,535	7,535
Round Rock Independent School District Participating VRDN Series MS 01 578, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	3,875	3,875
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
San Antonio Elec. & Gas Rev.:
Participating VRDN Series SG 107, 1.14% (Liquidity Facility Societe Generale) (b)(f)	$ 9,880	$ 9,880
Series A, 1.1% 6/11/03, CP	5,700	5,700
San Antonio Independent School District:
Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV) (b)(f)(g)	3,900	3,900
Participating VRDN Series EGL 01 4311, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	4,800	4,800
San Antonio Wtr. Sys. Rev. Participating VRDN Series Merlots 00 VV, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,000	4,000
San Marcos Indl. Dev. Corp. Indl. Dev. Rev. (Butler Manufacturing Co. Proj.) Series 1995, 1.3%, LOC Bank of America NA, VRDN (b)(e)	3,250	3,250
Schertz-Cibolo-Universal City Independent School District Participating VRDN:
Series MSTC 01 156 Class A, 1.21% (Liquidity Facility Bear Stearns Companies, Inc.) (b)(f)	10,505	10,505
Series PT 1610, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,785	6,785
Texas A&M Univ. Rev. Participating VRDN Series SGA 21, 1.21% (Liquidity Facility Societe Generale) (b)(f)	6,370	6,370
Texas Affordable Hsg. Corp. Single Family Mtg. Rev. Bonds (Teachers Home Ln. Prog.) 1.55%, tender 4/1/03 (b)(e)	2,880	2,880
Texas City Indl. Dev. Corp. Marine Term. Participating VRDN Series Merlots 00 A34, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	3,960	3,960
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Bonds Series Merlots 01 A109, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA) (b)(e)(f)(g)	5,245	5,245
Texas Gen. Oblig.:
Participating VRDN Series MS 01 551, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	15,410	15,410
TRAN 2.75% 8/29/03	142,800	143,789
Texas Wtr. Dev. Board Rev. Participating VRDN Series SGA 00 104, 1.21% (Liquidity Facility Societe Generale) (b)(f)	10,470	10,470
Univ. of Texas Univ. Revs.:
Participating VRDN:
Series SGA 78, 1.21% (Liquidity Facility Societe Generale) (b)(f)	24,290	24,290
Series SGA 79, 1.21% (Liquidity Facility Societe Generale) (b)(f)	7,300	7,300
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Texas - continued
Univ. of Texas Univ. Revs.: - continued
Series 1994 A, 1.15% 4/22/03, CP	$ 5,800	$ 5,800
Series A, 1.15% 4/22/03, CP	2,900	2,900
		529,386
Utah - 0.6%
Intermountain Pwr. Agcy. Pwr. Supply Rev. Participating VRDN Series MS 00 409, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	13,800	13,800
Salt Lake County Hosp. Rev. Participating VRDN Series Putters 186, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	4,995	4,995
		18,795
Virginia - 1.6%
Greensville County Indl. Dev. Auth. Dev. Rev. (Beach Mold & Tool Virginia, Inc. Proj.):
Series 1996 A, 1.22%, LOC Bank One, Kentucky NA, VRDN (b)(e)	230	230
Series 1996 B, 1.22%, LOC Bank One, Kentucky NA, VRDN (b)(e)	1,650	1,650
Greensville County Indl. Dev. Auth. Rev. (Beach Mold & Tool Virginia, Inc. Proj.) 1.22%, LOC Bank One, Kentucky NA, VRDN (b)(e)	200	200
Halifax County Indl. Dev. Auth. Exempt Facilities Rev. Participating VRDN Series PA 1104, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	5,245	5,245
Louisa Indl. Dev. Auth. Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.):
Series 1984:
1.5% tender 4/16/03, CP mode	4,000	4,000
1.5% tender 4/17/03, CP mode	3,700	3,700
1.6% tender 3/10/03, CP mode	2,800	2,800
1.6% tender 3/18/03, CP mode	4,000	4,000
Series 1987, 1.9% tender 3/11/03, CP mode	1,100	1,100
Louisa Indl. Dev. Auth. Solid Waste & Swr. Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series A, 3.15%, tender 4/1/03 (b)(e)	1,900	1,900
Virginia College Bldg. Auth. Edl. Facilities Rev. Participating VRDN:
Series MS 01 721, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	5,400	5,400
Series Putters 134, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	7,000	7,000
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Virginia - continued
Virginia Commonwealth Trans. Board Trans. Rev. Participating VRDN Series MS 01 727, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	$ 6,100	$ 6,100
Virginia Pub. School Auth. Participating VRDN Series Putters 139, 1.2% (Liquidity Facility J.P. Morgan Chase & Co.) (b)(f)	4,195	4,195
		47,520
Washington - 6.8%
Chelan County Pub. Util. District #1 Rev. Participating VRDN Series PA 1047, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	6,295	6,295
Clark County Pub. Util. District #1 Generating Sys. Rev. Participating VRDN Series Merlots 01 A122, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	4,100	4,100
Energy Northwest Elec. Rev. Participating VRDN:
Series PT 1606, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	5,840	5,840
Series PT 615, 1.17% (Liquidity Facility Bayerische Hypo-und Vereinsbank AG) (b)(f)	16,255	16,255
Series Putters 248, 1.2% (Liquidity Facility JPMorgan Chase Bank) (b)(f)	3,785	3,785
Kent Gen. Oblig. Participating VRDN Series SGA 27, 1.21% (Liquidity Facility Societe Generale) (b)(f)	5,070	5,070
King County Gen. Oblig. Participating VRDN:
Series PT 1569, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	9,395	9,395
Series SGA 19, 1.21% (Liquidity Facility Societe Generale) (b)(f)	11,260	11,260
King County Swr. Rev. Participating VRDN:
Series Merlots 00 E, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	1,900	1,900
Series MS 01 554, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	9,890	9,890
Pierce County Econ. Dev. Corp. Rev. (Pacific LLC Proj.) 1.25%, LOC Wells Fargo Bank NA, San Francisco, VRDN (b)(e)	2,800	2,800
Pierce County Econ. Dev. Corp. Spl. Rev. (Weyerhaeuser Real Estate Proj.) Series 1997 A, 1.1%, LOC Bank of America NA, VRDN (b)	7,955	7,955
Seattle Drain & Wastewtr. Rev. Participating VRDN Series PT 1605, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	6,800	6,800
Seattle Gen. Oblig. Participating VRDN:
Series ROC II R85, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	6,255	6,255
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
Washington - continued
Seattle Gen. Oblig. Participating VRDN: - continued
Series SGB 12, 1.16% (Liquidity Facility Societe Generale) (b)(f)	$ 2,600	$ 2,600
Seattle Hsg. Auth. Rev. (NewHolly Phase III Proj.) 1.2%, LOC Key Bank NA, VRDN (b)(e)	3,750	3,750
Seattle Muni. Lt. & Pwr. Rev.:
Participating VRDN Series Merlots 01 A56, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	9,965	9,965
RAN 2.5% 11/21/03	2,300	2,316
Washington Gen. Oblig. Participating VRDN:
Series 1998 C, 1.16% (Liquidity Facility Bank of America NA) (b)(f)	5,715	5,715
Series EGL 96 4701, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	4,000	4,000
Series EGL 98 4703, 1.16% (Liquidity Facility Citibank NA, New York) (b)(f)	9,900	9,900
Series FRRI 01 L15, 1.17% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	15,000	15,000
Series ROC II R86, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	3,300	3,300
Series SG 37, 1.14% (Liquidity Facility Societe Generale) (b)(f)	5,580	5,580
Series SGA 34, 1.21% (Liquidity Facility Societe Generale) (b)(f)	3,255	3,255
Series SGA 35, 1.21% (Liquidity Facility Societe Generale) (b)(f)	8,990	8,990
Series SGA 36, 1.21% (Liquidity Facility Societe Generale) (b)(f)	11,000	11,000
Washington Health Care Facilities Auth. Rev. Participating VRDN Series FRRI 02 L45J, 1.12% (Liquidity Facility Lehman Brothers Hldgs., Inc.) (b)(f)	6,300	6,300
Washington Hsg. Fin. Commission Participating VRDN Series PT 715, 1.24% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	10,855	10,855
Washington Pub. Pwr. Supply Sys. Nuclear Proj. #2 Rev. Bonds Series B, 5.5% 7/1/03 (Bonneville Pwr. Admin Guaranteed)	4,000	4,050
		204,176
West Virginia - 0.5%
Grant County Poll. Cont. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1986, 1.8% tender 6/13/03, CP mode (e)	1,300	1,300
Grant County Solid Waste Disp. Rev. Bonds (Virginia Elec. & Pwr. Co. Proj.) Series 1996, 1.3% tender 3/10/03, CP mode (e)	6,500	6,500
Municipal Securities - continued
	Principal Amount (000s)	Value (Note 1) (000s)
West Virginia - continued
West Virginia Econ. Dev. Auth. Ind. Rev. (Smith Svc., Inc. Proj.) Series 1999, 1.28%, LOC Huntington Nat'l. Bank, Columbus, VRDN (b)(e)	$ 5,015	$ 5,015
West Virginia Pub. Energy Auth. Energy Rev. Bonds (Morgantown Energy Assoc. Proj.) 1.25% tender 6/13/03, LOC Dexia Cr. Local de France, CP mode (e)	2,900	2,900
		15,715
Wisconsin - 2.1%
Ashwaubenon Indl. Dev. Rev. (Tufco Proj.) Series 1992, 1.3%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,000	1,000
Hartford Cmnty. Dev. Auth. Indl. Dev. Rev. (TNT/Larpen Supply Proj.) 1.3%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,640	1,640
Milwaukee County Gen. Oblig. RAN 3% 3/20/03	12,000	12,007
Raymond Indl. Dev. Rev. (Richard S. Werner, Inc. Proj.) Series 1996, 1.3%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,925	1,925
Sturtevant Indl. Dev. Rev. (Quadra, Inc. Proj.) 1.3%, LOC Bank One, Wisconsin, VRDN (b)(e)	1,200	1,200
Wisconsin Gen. Oblig. Participating VRDN:
Series PT 1231, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	15,540	15,540
Series ROC II R135, 1.16% (Liquidity Facility Salomon Smith Barney Hldgs., Inc.) (b)(f)	16,505	16,505
Wisconsin Health & Edl. Facilities Auth. Rev.:
Participating VRDN Series PA 970, 1.14% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(f)	2,995	2,995
(Riverview Hosp. Assoc. Proj.) Series 2001, 1.2%, LOC U.S. Bank NA, Cincinnati, VRDN (b)	4,000	4,000
Wisconsin Trans. Rev. Participating VRDN Series MS 01 556, 1.16% (Liquidity Facility Morgan Stanley) (b)(f)	6,253	6,253
		63,065
Wyoming - 0.3%
Wyoming Cmnty. Dev. Auth. Participating VRDN Series Merlots 00 KK, 1.17% (Liquidity Facility Wachovia Bank NA) (b)(f)	2,210	2,210
Wyoming Cmnty. Dev. Auth. Hsg. Rev. Participating VRDN Series PA 1025R, 1.19% (Liquidity Facility Merrill Lynch & Co., Inc.) (b)(e)(f)	4,035	4,035
Wyoming Ed. Fund TRAN 2.5% 6/27/03	3,700	3,709
		9,954
Municipal Securities - continued
	Shares	Value (Note 1) (000s)
Other - 10.1%
Fidelity Municipal Cash Central Fund, 1.16% (c)(d)	303,920,000	$ 303,920
TOTAL INVESTMENT PORTFOLIO - 99.5%		2,996,310
NET OTHER ASSETS - 0.5%		14,035
NET ASSETS - 100%		$ 3,010,345
Total Cost for Income Tax Purposes $ 2,996,310
Security Type Abbreviations
BAN - BOND ANTICIPATION NOTE
CP - COMMERCIAL PAPER
RAN - REVENUE ANTICIPATION NOTE
TRAN - TAX AND REVENUE ANTICIPATION NOTE
VRDN - VARIABLE RATE DEMAND NOTE
Legend

(a) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the period end, the value of these securities amounted to $15,000,000 or 0.5% of net assets.

(b) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.
(c) Information in this report regarding holdings by state and security types does not reflect the holdings of the Fidelity Municipal Cash Central Fund.
(d) The rate quoted is the annualized seven-day yield of the fund at period end. A complete listing of the fund's holdings as of its most recent fiscal year end is available upon request.
(e) Private activity obligations whose interest is subject to the federal alternative minimum tax for individuals.
(f) Provides evidence of ownership in one or more underlying municipal bonds.
(g) Restricted securities - Investment in securities not registered under the Securities Act of 1933.
Additional information on each holding is as follows:
Security	Acquisition Date	Cost (000s)
San Antonio Independent School District Bonds Series AAB 01 28, 1.6%, tender 4/30/03 (Liquidity Facility ABN-AMRO Bank NV)	8/29/01	$ 3,900
Texas Dept. Hsg. & Cmnty. Affairs Residential Mtg. Rev. Bonds Series Merlots 01 A109, 1.5%, tender 11/19/03 (Liquidity Facility Wachovia Bank NA)	10/31/01	$ 5,245
Other Information

The fund invested in securities that are not registered under the Securities Act of 1933. At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $9,145,000 or 0.3% of net assets.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		February 28, 2003 (Unaudited)

Assets
Investment in securities, at value - See accompanying schedule		$ 2,996,310
Cash		4,967
Receivable for investments sold		10,001
Receivable for fund shares sold		11,948
Interest receivable		9,010
Receivable from investment adviser for expense reductions		311
Other receivables		150
Total assets		3,032,697

Liabilities
Payable for investments purchased	$ 17,224
Payable for fund shares redeemed	3,855
Distributions payable	207
Accrued management fee	1,060
Other payables and accrued expenses	6
Total liabilities		22,352

Net Assets		$ 3,010,345
Net Assets consist of:
Paid in capital		$ 3,010,022
Accumulated net realized gain (loss) on investments		323
Net Assets, for 3,010,001 shares outstanding		$ 3,010,345
Net Asset Value, offering price and redemption price per share ($3,010,345 ÷ 3,010,001 shares)		$ 1.00

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Statements - continued

Statement of Operations

Amounts in thousands		Six months ended February 28, 2003 (Unaudited)

Investment Income
Interest		$ 20,453
Expenses
Management fee	$ 6,128
Non-interested trustees' compensation	5
Total expenses before reductions	6,133
Expense reductions	(1,727)	4,406
Net investment income		16,047
Net Realized Gain (Loss) on investment securities		292
Net increase in net assets resulting from operations		$ 16,339

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended February 28, 2003 (Unaudited)	Year ended August 31, 2002
Increase (Decrease) in Net Assets
Operations
Net investment income	$ 16,047	$ 38,153
Net realized gain (loss)	292	263
Net increase (decrease) in net assets resulting from operations	16,339	38,416
Distributions to shareholders from net investment income	(16,047)	(38,153)
Share transactions at net asset value of $1.00 per share Proceeds from sales of shares	1,773,696	2,836,338
Reinvestment of distributions	14,474	35,234
Cost of shares redeemed	(1,528,697)	(2,574,122)
Net increase (decrease) in net assets and shares resulting from share transactions	259,473	297,450
Total increase (decrease) in net assets	259,765	297,713

Net Assets
Beginning of period	2,750,580	2,452,867
End of period	$ 3,010,345	$ 2,750,580

Semiannual Report

See accompanying notes which are an integral part of the financial statements.

Financial Highlights

	Six months ended February 28, 2003	Years ended August 31,
	(Unaudited)	2002	2001	2000	1999	1998
Selected Per-Share Data
Net asset value, beginning of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Income from Investment Operations
Net investment income	.006	.015	.033	.036	.029	.033
Distributions from net investment income	(.006)	(.015)	(.033)	(.036)	(.029)	(.033)
Net asset value, end of period	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00	$ 1.00
Total Return B,C, D	.57%	1.48%	3.38%	3.63%	2.95%	3.40%
Ratios to Average Net Assets E
Expenses before expense reductions	.43% A	.44%	.50%	.50%	.50%	.50%
Expenses net of voluntary waivers, if any	.33% A	.34%	.40%	.40%	.40%	.40%
Expenses net of all reductions	.31% A	.30%	.37%	.40%	.39%	.39%
Net investment income	1.13% A	1.45%	3.31%	3.56%	2.91%	3.35%
Supplemental Data
Net assets, end of period (in millions)	$ 3,010	$ 2,751	$ 2,453	$ 2,214	$ 2,216	$ 2,277

A Annualized

B Total returns for periods of less than one year are not annualized.

C Total returns would have been lower had certain expenses not been reduced during the periods shown.

D Total returns do not include the effect of the former account closeout fee.

E Expense ratios reflect operating expenses of the fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from directed brokerage or other expense offset arrangements and do not represent the amount paid by the fund during periods when reimbursements or reductions occur. Expenses net of any voluntary waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from directed brokerage or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the fund.

See accompanying notes which are an integral part of the financial statements.

Semiannual Report

Notes to Financial Statements

For the period ended February 28, 2003 (Unaudited)

(Amounts in thousands except ratios)

1. Significant Accounting Policies.

Spartan® Municipal Money Fund (the fund) is a fund of Fidelity Union Street Trust II (the trust) and is authorized to issue an unlimited number of shares. The trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust. The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements. The following summarizes the significant accounting policies of the fund:

Security Valuation. Net asset value per share is calculated as of the close of business of the New York Stock Exchange, normally 4:00 p.m. Eastern time. As permitted under Rule 2a-7 of the 1940 Act, and certain conditions therein, securities are valued initially at cost and thereafter assume a constant amortization to maturity of any discount or premium. Investments in open-end investment companies are valued at their net asset value each business day.

Investment Transactions and Income. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost. Interest income, which includes amortization of premium and accretion of discount on debt securities, as required, is accrued as earned.

Expenses. Most expenses of the trust can be directly attributed to a fund. Expenses which cannot be directly attributed are apportioned among the funds in the trust.

Income Tax Information and Distributions to Shareholders. Each year the fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code. As a result, no provision for income taxes is required. Dividends are declared daily and paid monthly from net investment income. Distributions from realized gains, if any, are recorded on the ex-dividend date.

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. There were no significant book-to-tax differences during the period.

2. Operating Policies.

Restricted Securities. The fund may invest in securities that are subject to legal or contractual restrictions on resale. These securities generally may be resold in transactions exempt from registration or to the public if the securities are registered. Disposal of these securities may involve time-consuming negotiations and expense, and prompt sale at an acceptable price may be difficult. Information regarding restricted securities is included under the captions "Legend" and/or "Other Information" at the end of the fund's Schedule of Investments.

Semiannual Report

Notes to Financial Statements - continued

3. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity Management & Research Company (FMR) and its affiliates provide the fund with investment management related services for which the fund pays a monthly management fee that is based on an annual rate of .43% of the fund's average net assets. FMR pays all other expenses, except the compensation of the non-interested Trustees and certain exceptions such as interest expense. The management fee paid to FMR by the fund is reduced by an amount equal to the fees and expenses paid by the fund to the non-interested Trustees.

Central Funds. The fund may invest in affiliated Central Funds managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. The Central Funds are open-end investment companies available only to investment companies and other accounts managed by FMR and its affiliates. The Central Funds seek preservation of capital and current income and do not pay a management fee. Income distributions earned by the fund are recorded as income in the accompanying financial statements and totaled $1,991 for the period.

Money Market Insurance Termination. From January 1, 1999 through December 31, 2001, FIDFUNDS Mutual Limited (FIDFUNDS), an affiliated mutual insurance company, provided participating funds with limited coverage for certain loss events. Effective January 1, 2002 the insurance coverage was suspended due to significant increases in the cost of reinsurance. Because of the continued high cost of reinsurance, in November 2002, the Board of Trustees approved the termination of FIDFUNDS. As a result, the participating funds are entitled to receive their pro rata share of FIDFUNDS retained earnings. The payment is accounted for as a realized gain in the Statement of Operations.

4. Expense Reductions.

FMR agreed to reimburse the fund to the extent operating expenses exceeded .33% of average net assets. Some expenses, for example interest expense, are excluded from this reimbursement. During the period, this reimbursement reduced the fund's expenses by $1,467.

In addition, through arrangements with the fund's custodian and transfer agent, credits realized as a result of uninvested cash balances were used to reduce the fund's expenses. During the period, these credits reduced the fund's expenses by $260.

Semiannual Report

Managing Your Investments

Fidelity offers several ways to conveniently manage your personal investments via your telephone or PC. You can access your account information, conduct trades and research your investments 24 hours a day.

By Phone

Fidelity Automated Service Telephone provides a single toll-free number to access account balances, positions, quotes and trading. It's easy to navigate the service, and on your first call, the system will help you create a personal identification number (PIN) for security.

(phone_graphic)Fidelity Automated
Service Telephone (FAST®)
1-800-544-5555

Press

1   For mutual fund and brokerage trading.

2   For quotes.*

3   For account balances and holdings.

4   To review orders and mutual
fund activity.

5   To change your PIN.

*0   To speak to a Fidelity representative.

By PC

Fidelity's web site on the Internet provides a wide range of information, including daily financial news, fund performance, interactive planning tools and news about Fidelity products and services.

(computer_graphic)Fidelity's Web Site
www.fidelity.com

* When you call the quotes line, please remember that a fund's yield and return will vary and, except for money market funds, share price will also vary. This means that you may have a gain or loss when you sell your shares. There is no assurance that money market funds will be able to maintain a stable $1 share price; an investment in a money market fund is not insured or guaranteed by the U.S. government. Total returns are historical and include changes in share price, reinvestment of dividends and capital gains, and the effects of any sales charges.

Semiannual Report

To Write Fidelity

We'll give your correspondence immediate attention and send you written confirmation upon completion of your request.

(letter_graphic)Making Changes
To Your Account

(such as changing name, address, bank, etc.)

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0002

(letter_graphic)For Non-Retirement
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Buying shares

Fidelity Investments
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Overnight Express
Fidelity Investments
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Hebron, KY 41048

Selling shares

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P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

(letter_graphic)For Retirement
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Buying shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0003

Selling shares

Fidelity Investments
P.O. Box 770001
Cincinnati, OH 45277-0035

Overnight Express
Fidelity Investments
Attn: Distribution Services
2300 Litton Lane - KH2GC
Hebron, KY 41048-9397

General Correspondence

Fidelity Investments
P.O. Box 500
Merrimack, NH 03054-0500

Semiannual Report

To Visit Fidelity

For directions and hours,
please call 1-800-544-9797.

Arizona

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Semiannual Report

Michigan

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Fidelity Brokerage Services, Inc., 100 Summer St., Boston, MA 02110 Member NYSE/SIPC

Semiannual Report

Semiannual Report

Semiannual Report

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